Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Bond Index Portfolio
March 31, 2024
VUSB-NPRT1-0524
1.9887313.105
Nonconvertible Bonds - 26.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	200,000	177,119
2.25% 2/1/32	50,000	40,636
2.75% 6/1/31	300,000	258,408
3.3% 2/1/52	50,000	34,604
3.5% 6/1/41	1,000,000	780,598
3.5% 9/15/53	347,000	244,816
3.55% 9/15/55	340,000	237,737
3.65% 6/1/51	280,000	205,558
3.65% 9/15/59	257,000	178,926
3.8% 2/15/27	43,000	41,634
4.1% 2/15/28	143,000	138,638
4.65% 6/1/44	40,000	35,226
Bell Canada:
5.1% 5/11/33	100,000	99,220
5.55% 2/15/54	20,000	19,966
Orange SA 9% 3/1/31 (b)	180,000	218,489
Sprint Capital Corp. 8.75% 3/15/32	120,000	145,506
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	145,872
5.213% 3/8/47	250,000	230,038
TELUS Corp. 3.4% 5/13/32	130,000	113,958
Verizon Communications, Inc.:
1.5% 9/18/30	270,000	220,411
2.1% 3/22/28	540,000	486,142
2.355% 3/15/32	9,000	7,396
2.65% 11/20/40	60,000	42,278
2.987% 10/30/56	227,000	145,203
3.55% 3/22/51	500,000	371,180
3.875% 2/8/29	210,000	201,047
4% 3/22/50	114,000	92,153
4.016% 12/3/29	100,000	95,412
4.125% 8/15/46	54,000	45,297
4.272% 1/15/36	276,000	253,590
4.329% 9/21/28	643,000	628,690
5.012% 8/21/54	38,000	35,978
		5,971,726
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	43,560
2.65% 1/13/31	200,000	176,074
2.75% 9/1/49	100,000	66,423
3.35% 3/24/25	400,000	392,587
3.5% 5/13/40	30,000	24,661
3.6% 1/13/51	30,000	23,240
3.7% 9/15/24	300,000	297,372
3.8% 3/22/30	110,000	104,814
3.8% 5/13/60	30,000	23,414
4.7% 3/23/50	100,000	93,743
		1,245,888
Interactive Media & Services - 0.1%
Alphabet, Inc.:
1.1% 8/15/30	200,000	163,774
1.9% 8/15/40	264,000	177,337
2.05% 8/15/50	170,000	101,715
Meta Platforms, Inc.:
3.5% 8/15/27	60,000	57,728
3.85% 8/15/32	60,000	56,224
4.45% 8/15/52	150,000	133,327
4.6% 5/15/28	70,000	69,962
4.95% 5/15/33	100,000	101,219
5.6% 5/15/53	60,000	63,416
		924,702
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	30,000	18,553
3.75% 2/15/28	100,000	92,758
3.95% 6/30/62	110,000	66,365
4.2% 3/15/28	48,000	45,241
4.8% 3/1/50	100,000	74,021
5.125% 7/1/49	60,000	46,491
5.375% 4/1/38	42,000	36,485
5.375% 5/1/47	190,000	153,096
6.15% 11/10/26	150,000	151,175
6.384% 10/23/35	621,000	613,721
Comcast Corp.:
2.45% 8/15/52	135,000	79,203
2.65% 2/1/30	80,000	71,149
2.8% 1/15/51	180,000	115,168
2.887% 11/1/51	179,000	116,193
2.937% 11/1/56	385,000	242,398
2.987% 11/1/63	305,000	187,312
3.4% 4/1/30	87,000	80,456
3.55% 5/1/28	76,000	72,518
3.7% 4/15/24	30,000	29,979
3.75% 4/1/40	31,000	25,768
3.9% 3/1/38	50,000	43,570
4.049% 11/1/52	146,000	117,464
4.55% 1/15/29	110,000	109,115
5.35% 5/15/53	110,000	109,175
Discovery Communications LLC:
3.625% 5/15/30	220,000	196,762
4% 9/15/55	85,000	58,172
4.65% 5/15/50	100,000	78,116
5.2% 9/20/47	18,000	15,123
Fox Corp.:
4.709% 1/25/29	34,000	33,524
5.476% 1/25/39	189,000	179,867
5.576% 1/25/49	23,000	21,418
Paramount Global:
4.2% 6/1/29	210,000	188,581
4.95% 1/15/31	190,000	169,206
5.85% 9/1/43	363,000	294,119
Time Warner Cable LLC 5.5% 9/1/41	351,000	292,187
TWDC Enterprises 18 Corp.:
2.95% 6/15/27	98,000	93,164
3% 2/13/26	210,000	202,451
3% 7/30/46	100,000	70,842
Warnermedia Holdings, Inc.:
3.755% 3/15/27	100,000	95,433
4.279% 3/15/32	189,000	168,822
5.05% 3/15/42	100,000	85,949
5.141% 3/15/52	175,000	145,250
5.391% 3/15/62	160,000	132,780
		5,219,140
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	186,184
Rogers Communications, Inc.:
4.55% 3/15/52	160,000	134,629
5% 3/15/44	20,000	18,343
7.5% 8/15/38	50,000	57,958
T-Mobile U.S.A., Inc.:
3% 2/15/41	529,000	389,634
3.5% 4/15/25	410,000	401,976
3.6% 11/15/60	210,000	147,246
3.75% 4/15/27	80,000	77,049
3.875% 4/15/30	80,000	74,943
4.375% 4/15/40	74,000	65,908
4.5% 4/15/50	80,000	69,344
4.8% 7/15/28	125,000	123,966
5.05% 7/15/33	125,000	123,643
5.2% 1/15/33	55,000	55,061
5.65% 1/15/53	55,000	56,162
Vodafone Group PLC:
4.375% 5/30/28	97,000	95,587
5.25% 5/30/48	170,000	162,342
6.15% 2/27/37	392,000	418,455
		2,658,430
TOTAL COMMUNICATION SERVICES		16,019,886
CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.0%
Lear Corp. 5.25% 5/15/49	50,000	45,624
Automobiles - 0.3%
American Honda Finance Corp.:
1% 9/10/25	220,000	207,113
1.2% 7/8/25	330,000	313,410
4.9% 1/10/34	70,000	68,927
5.125% 7/7/28	60,000	60,678
Ford Motor Co.:
5.291% 12/8/46	110,000	97,798
6.1% 8/19/32	230,000	233,062
General Motors Co.:
5.4% 10/15/29	100,000	100,272
5.4% 4/1/48	40,000	36,682
5.95% 4/1/49	220,000	216,917
6.125% 10/1/25	455,000	458,828
6.75% 4/1/46	69,000	74,513
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	82,963
5.65% 1/17/29	250,000	252,587
6.4% 1/9/33	100,000	104,793
Honda Motor Co. Ltd. 2.271% 3/10/25	310,000	301,405
		2,609,948
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	240,000	199,474
3.15% 2/9/51	245,000	163,172
Amazon.com, Inc.:
0.8% 6/3/25	110,000	104,823
1% 5/12/26	6,000	5,541
2.1% 5/12/31	105,000	89,045
2.5% 6/3/50	110,000	70,205
2.7% 6/3/60	160,000	99,163
3.1% 5/12/51	105,000	75,411
3.15% 8/22/27	460,000	438,421
3.875% 8/22/37	440,000	397,204
4.05% 8/22/47	280,000	243,971
eBay, Inc.:
4% 7/15/42	40,000	32,598
5.95% 11/22/27	170,000	175,327
		2,094,355
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	130,000	105,441
Duke University 2.832% 10/1/55	30,000	20,255
George Washington University 4.126% 9/15/48	100,000	86,509
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	200,796
Massachusetts Institute of Technology 2.989% 7/1/50	250,000	183,317
Northwestern University 3.662% 12/1/57	100,000	79,557
University of Chicago 3% 10/1/52	100,000	71,922
University of Southern California 2.945% 10/1/51	240,000	169,681
		917,478
Hotels, Restaurants & Leisure - 0.3%
Expedia Group, Inc.:
3.8% 2/15/28	50,000	47,562
5% 2/15/26	160,000	159,062
Marriott International, Inc.:
3.125% 6/15/26	390,000	372,779
4.875% 5/15/29	300,000	296,955
McDonald's Corp.:
2.125% 3/1/30	400,000	344,235
2.625% 9/1/29	150,000	135,238
3.3% 7/1/25	32,000	31,285
3.5% 7/1/27	91,000	87,235
3.6% 7/1/30	340,000	317,098
3.625% 5/1/43	20,000	15,913
3.8% 4/1/28	84,000	80,985
4.2% 4/1/50	40,000	33,401
4.7% 12/9/35	109,000	106,013
Starbucks Corp.:
2.55% 11/15/30	597,000	517,387
4.5% 11/15/48	50,000	43,827
		2,588,975
Household Durables - 0.0%
Toll Brothers Finance Corp. 4.35% 2/15/28	60,000	57,983
Whirlpool Corp.:
4.75% 2/26/29	160,000	157,344
5.5% 3/1/33	20,000	20,158
		235,485
Leisure Products - 0.0%
Hasbro, Inc.:
3.55% 11/19/26	190,000	181,136
3.9% 11/19/29	30,000	27,847
		208,983
Specialty Retail - 0.4%
AutoNation, Inc. 1.95% 8/1/28	100,000	86,543
AutoZone, Inc.:
3.625% 4/15/25	62,000	60,862
4% 4/15/30	150,000	142,314
Lowe's Companies, Inc.:
3.5% 4/1/51	300,000	214,260
3.65% 4/5/29	80,000	75,865
4.05% 5/3/47	53,000	42,681
5% 4/15/33	470,000	468,151
5.75% 7/1/53	30,000	30,963
5.85% 4/1/63	40,000	41,260
O'Reilly Automotive, Inc. 3.6% 9/1/27	260,000	248,445
The Home Depot, Inc.:
2.7% 4/15/30	146,000	130,048
2.8% 9/14/27	84,000	79,132
2.95% 6/15/29	686,000	630,849
3.125% 12/15/49	20,000	13,995
3.35% 4/15/50	100,000	73,405
3.5% 9/15/56	50,000	37,063
3.9% 6/15/47	29,000	23,702
4.25% 4/1/46	104,000	90,092
4.5% 12/6/48	90,000	80,124
TJX Companies, Inc. 3.875% 4/15/30	687,000	654,483
		3,224,237
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	38,000	36,983
2.85% 3/27/30	570,000	515,030
3.375% 3/27/50	40,000	30,261
Tapestry, Inc. 7.85% 11/27/33	110,000	119,382
		701,656
TOTAL CONSUMER DISCRETIONARY		12,626,741
CONSUMER STAPLES - 1.8%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
4% 4/13/28	91,000	88,761
4.5% 6/1/50	100,000	91,398
4.6% 4/15/48	78,000	71,279
4.6% 6/1/60	50,000	44,696
4.95% 1/15/42	461,000	447,784
5.45% 1/23/39	270,000	278,773
5.55% 1/23/49	130,000	135,543
5.8% 1/23/59 (Reg. S)	170,000	182,839
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	59,833
5.25% 11/15/48	50,000	47,747
Diageo Capital PLC:
1.375% 9/29/25	200,000	189,250
2% 4/29/30	200,000	170,188
Keurig Dr. Pepper, Inc.:
2.55% 9/15/26	50,000	47,084
3.8% 5/1/50	190,000	145,472
Molson Coors Beverage Co. 4.2% 7/15/46	92,000	76,873
PepsiCo, Inc.:
1.4% 2/25/31	440,000	355,484
1.625% 5/1/30	267,000	224,156
4% 5/2/47	116,000	98,840
The Coca-Cola Co.:
1.45% 6/1/27	30,000	27,300
1.65% 6/1/30	30,000	25,286
2.5% 6/1/40	30,000	21,797
2.6% 6/1/50	30,000	19,616
2.75% 6/1/60	30,000	19,472
2.875% 5/5/41	150,000	113,405
3.45% 3/25/30	186,000	174,862
4.2% 3/25/50	150,000	133,101
		3,290,839
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp. 1.375% 6/20/27	395,000	357,393
Dollar General Corp.:
3.5% 4/3/30	40,000	36,573
5% 11/1/32	110,000	108,690
5.45% 7/5/33	40,000	40,125
Dollar Tree, Inc. 4% 5/15/25	248,000	243,813
Kroger Co.:
1.7% 1/15/31	400,000	323,374
2.65% 10/15/26	230,000	216,833
3.7% 8/1/27	100,000	96,293
5.4% 1/15/49	28,000	27,610
Sysco Corp.:
3.3% 2/15/50	50,000	35,746
4.45% 3/15/48	52,000	44,223
6.6% 4/1/50	220,000	250,968
Target Corp.:
2.25% 4/15/25	508,000	493,406
2.65% 9/15/30	77,000	68,083
2.95% 1/15/52	100,000	67,870
3.9% 11/15/47	40,000	32,598
4% 7/1/42	15,000	13,088
Walmart, Inc.:
1.8% 9/22/31	80,000	66,420
3.05% 7/8/26	10,000	9,643
3.625% 12/15/47	20,000	16,032
3.7% 6/26/28	170,000	165,585
3.9% 4/15/28	250,000	244,962
3.95% 6/28/38	150,000	137,017
4.05% 6/29/48	80,000	69,508
4.1% 4/15/33	350,000	337,190
4.5% 4/15/53	70,000	64,708
		3,567,751
Food Products - 0.4%
Archer Daniels Midland Co.:
2.5% 8/11/26	450,000	425,376
4.5% 8/15/33	100,000	96,769
Campbell Soup Co. 4.15% 3/15/28	80,000	77,554
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	187,745
5.3% 11/1/38	13,000	12,379
5.4% 11/1/48	60,000	56,325
General Mills, Inc.:
2.875% 4/15/30	40,000	35,609
3% 2/1/51	80,000	52,505
4.2% 4/17/28	89,000	86,800
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
3% 5/15/32	100,000	81,556
5.75% 4/1/33	330,000	325,107
Kellanova:
3.25% 4/1/26	200,000	192,885
4.5% 4/1/46	32,000	27,405
Kraft Heinz Foods Co.:
3.75% 4/1/30	220,000	206,368
4.375% 6/1/46	140,000	118,236
4.625% 10/1/39	100,000	90,976
5% 7/15/35	150,000	147,892
McCormick & Co., Inc. 2.5% 4/15/30	110,000	95,590
Mondelez International, Inc. 4.125% 5/7/28	270,000	264,526
Pilgrim's Pride Corp. 3.5% 3/1/32	100,000	84,752
The J.M. Smucker Co. 6.2% 11/15/33	270,000	288,004
Tyson Foods, Inc.:
4% 3/1/26	170,000	165,847
4.875% 8/15/34	70,000	67,191
5.1% 9/28/48	50,000	45,033
Unilever Capital Corp.:
1.375% 9/14/30	135,000	109,722
2% 7/28/26	280,000	262,546
		3,604,698
Household Products - 0.2%
Colgate-Palmolive Co. 3.1% 8/15/27	430,000	411,462
Kimberly-Clark Corp.:
1.05% 9/15/27	110,000	97,298
3.05% 8/15/25	490,000	476,916
3.1% 3/26/30	22,000	20,159
6.625% 8/1/37	40,000	46,419
Procter & Gamble Co.:
3% 3/25/30	105,000	96,662
3.55% 3/25/40	160,000	136,944
		1,285,860
Personal Care Products - 0.1%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	200,000	165,556
4.375% 6/15/45	70,000	60,591
Kenvue, Inc.:
4.9% 3/22/33	65,000	64,945
5.05% 3/22/28	65,000	65,698
5.05% 3/22/53	65,000	63,651
5.2% 3/22/63	20,000	19,785
		440,226
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 9/16/26	110,000	103,677
3.4% 5/6/30	300,000	272,452
3.875% 9/16/46	38,000	28,462
4.45% 5/6/50	80,000	63,610
4.8% 2/14/29	120,000	118,821
5.8% 2/14/39	100,000	101,332
5.95% 2/14/49	30,000	30,532
BAT Capital Corp.:
3.557% 8/15/27	130,000	123,103
4.39% 8/15/37	521,000	437,930
4.54% 8/15/47	213,000	164,455
Philip Morris International, Inc.:
2.875% 5/1/24	80,000	79,823
3.125% 3/2/28	54,000	50,448
4.375% 11/15/41	265,000	228,541
4.875% 2/15/28	30,000	29,917
5.125% 2/15/30	190,000	189,998
5.375% 2/15/33	100,000	100,822
6.375% 5/16/38	100,000	109,453
		2,233,376
TOTAL CONSUMER STAPLES		14,422,750
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	141,979
Halliburton Co. 4.5% 11/15/41	100,000	89,109
NOV, Inc. 3.6% 12/1/29	110,000	101,155
		332,243
Oil, Gas & Consumable Fuels - 1.6%
Apache Corp. 5.25% 2/1/42	100,000	84,372
Canadian Natural Resources Ltd.:
3.85% 6/1/27	558,000	538,131
4.95% 6/1/47	19,000	17,188
Cenovus Energy, Inc. 5.4% 6/15/47	74,000	69,698
Cheniere Energy Partners LP 4.5% 10/1/29	100,000	95,175
Chevron Corp.:
1.554% 5/11/25	80,000	76,933
1.995% 5/11/27	80,000	73,959
2.236% 5/11/30	80,000	69,971
2.978% 5/11/40	80,000	61,274
3.078% 5/11/50	80,000	57,445
Chevron U.S.A., Inc.:
3.85% 1/15/28	55,000	53,749
4.95% 8/15/47	30,000	28,408
Columbia Pipeline Group, Inc. 5.8% 6/1/45	20,000	19,765
ConocoPhillips Co.:
5.7% 9/15/63	50,000	52,406
5.95% 3/15/46	86,000	91,172
6.5% 2/1/39	260,000	294,943
Continental Resources, Inc. 4.9% 6/1/44	30,000	24,933
Devon Energy Corp. 5% 6/15/45	100,000	88,728
Diamondback Energy, Inc. 4.25% 3/15/52	120,000	97,132
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	60,000	43,879
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	76,441
Enbridge, Inc.:
5.5% 12/1/46	60,000	58,885
5.7% 3/8/33	220,000	225,314
8.5% 1/15/84 (b)	40,000	43,461
Energy Transfer LP:
4.5% 4/15/24	50,000	49,973
5% 5/15/50	160,000	140,379
5.8% 6/15/38	70,000	69,583
6% 6/15/48	356,000	353,839
6.25% 4/15/49	50,000	51,317
6.55% 12/1/33	170,000	182,494
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	64,568
3.95% 2/15/27	85,000	83,002
4.2% 1/31/50	418,000	353,362
4.25% 2/15/48	105,000	89,856
5.35% 1/31/33	100,000	102,070
7.55% 4/15/38	20,000	23,981
EOG Resources, Inc. 4.375% 4/15/30	510,000	498,913
Equinor ASA:
3.125% 4/6/30	357,000	327,768
3.25% 11/18/49	160,000	116,556
3.625% 9/10/28	120,000	115,485
Exxon Mobil Corp.:
3.452% 4/15/51	330,000	250,003
4.227% 3/19/40	421,000	383,528
Hess Corp.:
4.3% 4/1/27	150,000	147,077
7.125% 3/15/33	130,000	147,127
Kinder Morgan Energy Partners LP:
5% 8/15/42	100,000	89,130
5% 3/1/43	215,000	190,187
Kinder Morgan, Inc.:
4.3% 3/1/28	112,000	109,303
5.2% 6/1/33	250,000	246,205
5.2% 3/1/48	30,000	26,997
7.75% 1/15/32	110,000	124,834
Marathon Oil Corp. 4.4% 7/15/27	240,000	233,218
Marathon Petroleum Corp.:
4.75% 9/15/44	21,000	18,685
5.125% 12/15/26	410,000	410,242
MPLX LP:
4.7% 4/15/48	28,000	23,886
4.8% 2/15/29	30,000	29,634
5.5% 2/15/49	310,000	295,107
Occidental Petroleum Corp. 6.6% 3/15/46	220,000	237,100
ONEOK, Inc.:
3.95% 3/1/50	75,000	55,309
4.45% 9/1/49	40,000	32,380
4.55% 7/15/28	59,000	57,870
5% 3/1/26	72,000	71,555
5.65% 11/1/28	50,000	51,110
6.05% 9/1/33	130,000	135,584
6.1% 11/15/32	220,000	230,493
6.625% 9/1/53	100,000	110,210
Ovintiv, Inc.:
6.5% 2/1/38	50,000	52,089
6.625% 8/15/37	50,000	52,195
Phillips 66 Co.:
3.15% 12/15/29	170,000	154,300
3.3% 3/15/52	140,000	97,925
3.9% 3/15/28	94,000	90,773
Pioneer Natural Resources Co.:
1.125% 1/15/26	230,000	214,045
1.9% 8/15/30	19,000	15,961
Plains All American Pipeline LP/PAA Finance Corp. 5.15% 6/1/42	100,000	90,266
Sabine Pass Liquefaction LLC 4.5% 5/15/30	850,000	817,455
Shell International Finance BV:
3.125% 11/7/49	100,000	70,990
3.25% 4/6/50	100,000	72,594
3.75% 9/12/46	70,000	56,523
4.375% 5/11/45	293,000	261,996
Spectra Energy Partners LP 3.375% 10/15/26	158,000	151,249
Suncor Energy, Inc. 4% 11/15/47	179,000	139,032
Targa Resources Corp. 6.125% 3/15/33	250,000	260,818
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30	230,000	228,868
The Williams Companies, Inc.:
2.6% 3/15/31	160,000	136,323
3.75% 6/15/27	35,000	33,681
4.85% 3/1/48	83,000	74,004
5.4% 3/2/26	120,000	120,308
5.65% 3/15/33	60,000	61,559
Total Capital International SA 3.127% 5/29/50	220,000	156,675
TransCanada PipeLines Ltd.:
4.1% 4/15/30	190,000	179,434
7.625% 1/15/39	231,000	273,731
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	66,000	59,728
3.95% 5/15/50	180,000	142,292
Valero Energy Corp.:
2.85% 4/15/25	190,000	184,540
3.65% 12/1/51	100,000	72,372
4.35% 6/1/28	20,000	19,545
6.625% 6/15/37	30,000	32,704
Western Gas Partners LP:
5.25% 2/1/50	20,000	17,891
5.3% 3/1/48	100,000	87,736
		13,152,884
TOTAL ENERGY		13,485,127
FINANCIALS - 9.3%
Banks - 5.3%
Banco Santander SA:
1.849% 3/25/26	200,000	186,823
2.749% 12/3/30	200,000	165,299
2.958% 3/25/31	200,000	172,334
5.538% 3/14/30 (b)	400,000	399,961
6.607% 11/7/28	200,000	211,361
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (b)(c)	800,000	795,972
0.981% 9/25/25 (b)	600,000	586,099
1.197% 10/24/26 (b)	924,000	864,832
2.482% 9/21/36 (b)	90,000	71,985
2.651% 3/11/32 (b)	180,000	152,097
2.676% 6/19/41 (b)	200,000	142,306
2.687% 4/22/32 (b)	356,000	301,336
3.419% 12/20/28 (b)	220,000	206,391
3.946% 1/23/49 (b)	23,000	18,834
3.97% 3/5/29 (b)	125,000	119,486
3.974% 2/7/30 (b)	60,000	56,859
4% 1/22/25	370,000	365,083
4.083% 3/20/51 (b)	220,000	180,406
4.271% 7/23/29 (b)	80,000	77,113
4.33% 3/15/50 (b)	60,000	51,645
5% 1/21/44	400,000	387,116
5.288% 4/25/34 (b)	500,000	498,480
5.872% 9/15/34 (b)	260,000	269,664
6.204% 11/10/28 (b)	500,000	517,228
Bank of Montreal:
3.088% 1/10/37 (b)	110,000	89,867
5.266% 12/11/26	300,000	301,328
5.717% 9/25/28	70,000	71,890
Bank of Nova Scotia:
1.95% 2/2/27	100,000	92,111
4.588% 5/4/37 (b)	50,000	45,325
4.85% 2/1/30	120,000	119,122
5.25% 6/12/28	160,000	161,396
Barclays PLC:
2.279% 11/24/27 (b)	400,000	367,854
2.852% 5/7/26 (b)	516,000	500,159
5.088% 6/20/30 (b)	726,000	699,384
5.501% 8/9/28 (b)	220,000	219,366
Canadian Imperial Bank of Commerce 3.6% 4/7/32	173,000	156,593
Citigroup, Inc.:
2.976% 11/5/30 (b)	270,000	239,835
3.106% 4/8/26 (b)	500,000	487,344
3.29% 3/17/26 (b)	170,000	166,137
3.52% 10/27/28 (b)	205,000	193,298
3.98% 3/20/30 (b)	160,000	150,754
4.412% 3/31/31 (b)	370,000	352,669
4.6% 3/9/26	550,000	541,275
4.65% 7/23/48	78,000	70,577
5.316% 3/26/41 (b)	617,000	611,651
5.875% 2/22/33	410,000	423,519
6.27% 11/17/33 (b)	100,000	105,617
Citizens Financial Group, Inc.:
2.5% 2/6/30	30,000	25,329
2.638% 9/30/32	78,000	59,763
2.85% 7/27/26	100,000	93,947
Corporacion Andina de Fomento 5% 1/24/29	60,000	59,782
Export-Import Bank of Korea:
2.875% 1/21/25	350,000	343,498
5.125% 9/18/28	380,000	386,789
Fifth Third Bancorp:
2.55% 5/5/27	200,000	184,398
6.361% 10/27/28 (b)	120,000	122,792
HSBC Holdings PLC:
2.848% 6/4/31 (b)	380,000	327,766
2.871% 11/22/32 (b)	200,000	167,072
4.292% 9/12/26 (b)	1,260,000	1,236,854
5.402% 8/11/33 (b)	250,000	249,290
6.8% 6/1/38	449,000	479,211
7.39% 11/3/28 (b)	220,000	234,061
Huntington Bancshares, Inc.:
2.55% 2/4/30	90,000	76,568
4.443% 8/4/28 (b)	70,000	67,550
6.208% 8/21/29 (b)	130,000	133,057
ING Groep NV:
2.727% 4/1/32 (b)	200,000	169,755
3.869% 3/28/26 (b)	290,000	284,826
Japan Bank International Cooperation:
0.625% 7/15/25	750,000	707,658
1.25% 1/21/31	580,000	468,338
JPMorgan Chase & Co.:
1.47% 9/22/27 (b)	390,000	355,856
1.578% 4/22/27 (b)	188,000	174,298
1.953% 2/4/32 (b)	250,000	203,685
2.083% 4/22/26 (b)	200,000	192,712
2.522% 4/22/31 (b)	150,000	129,642
2.545% 11/8/32 (b)	40,000	33,284
2.58% 4/22/32 (b)	189,000	159,788
2.739% 10/15/30 (b)	720,000	637,614
2.95% 10/1/26	224,000	213,508
2.956% 5/13/31 (b)	50,000	43,708
3.109% 4/22/51 (b)	100,000	69,479
3.54% 5/1/28 (b)	660,000	630,507
3.875% 9/10/24	240,000	238,063
3.882% 7/24/38 (b)	734,000	634,544
4.005% 4/23/29 (b)	43,000	41,216
4.203% 7/23/29 (b)	30,000	28,922
4.452% 12/5/29 (b)	200,000	194,972
4.565% 6/14/30 (b)	470,000	458,299
4.95% 6/1/45	135,000	128,361
5.35% 6/1/34 (b)	270,000	271,042
5.717% 9/14/33 (b)	120,000	122,395
KeyCorp 2.25% 4/6/27	350,000	315,022
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	197,555
4.582% 12/10/25	1,518,000	1,488,338
M&T Bank Corp.:
4.553% 8/16/28 (b)	170,000	162,302
5.053% 1/27/34 (b)	20,000	18,594
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	740,000	718,350
2.341% 1/19/28 (b)	210,000	194,760
3.287% 7/25/27	150,000	142,323
3.751% 7/18/39	290,000	249,748
3.777% 3/2/25	84,000	82,727
5.242% 4/19/29 (b)	200,000	201,516
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (b)	285,000	262,025
2.226% 5/25/26 (b)	400,000	385,599
5.778% 7/6/29 (b)	310,000	316,753
National Australia Bank Ltd. 4.966% 1/12/26	260,000	259,661
NatWest Group PLC:
3.073% 5/22/28 (b)	290,000	270,675
5.583% 3/1/28 (b)	300,000	301,510
5.847% 3/2/27 (b)	200,000	200,959
Oesterreichische Kontrollbank AG 0.375% 9/17/25	83,000	77,704
PNC Financial Services Group, Inc.:
1.15% 8/13/26	514,000	468,600
2.2% 11/1/24	70,000	68,596
5.354% 12/2/28 (b)	90,000	90,376
5.582% 6/12/29 (b)	100,000	101,218
5.676% 1/22/35 (b)	150,000	151,366
5.939% 8/18/34 (b)	100,000	102,601
Rabobank Nederland New York Branch 5.041% 3/5/27	300,000	301,091
Royal Bank of Canada:
0.75% 10/7/24	480,000	468,214
2.55% 7/16/24	360,000	356,912
4.65% 1/27/26	55,000	54,360
5% 5/2/33	130,000	129,507
5.15% 2/1/34	70,000	70,067
6% 11/1/27	100,000	103,351
Santander Holdings U.S.A., Inc.:
4.5% 7/17/25	82,000	80,611
6.565% 6/12/29 (b)	100,000	102,960
7.66% 11/9/31 (b)	40,000	43,478
Santander UK Group Holdings PLC 6.534% 1/10/29 (b)	200,000	206,747
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	400,000	380,779
2.142% 9/23/30	70,000	57,981
2.174% 1/14/27	800,000	740,872
2.348% 1/15/25	200,000	195,218
2.75% 1/15/30	200,000	177,124
3.352% 10/18/27	80,000	75,710
3.364% 7/12/27	80,000	76,004
3.784% 3/9/26	640,000	623,633
The Toronto-Dominion Bank:
1.95% 1/12/27	100,000	92,437
2.45% 1/12/32	90,000	74,975
2.65% 6/12/24	510,000	507,041
5.156% 1/10/28	360,000	362,307
Truist Financial Corp.:
1.2% 8/5/25	700,000	661,712
1.267% 3/2/27 (b)	29,000	26,811
4.916% 7/28/33 (b)	50,000	46,567
5.711% 1/24/35 (b)	150,000	150,648
5.867% 6/8/34 (b)	100,000	101,226
U.S. Bancorp:
1.375% 7/22/30	210,000	168,717
2.491% 11/3/36 (b)	50,000	39,338
3.1% 4/27/26	240,000	230,181
5.775% 6/12/29 (b)	200,000	203,490
5.836% 6/12/34 (b)	60,000	61,155
5.85% 10/21/33 (b)	70,000	71,370
Wachovia Corp. 5.5% 8/1/35	140,000	141,084
Wells Fargo & Co.:
2.164% 2/11/26 (b)	310,000	300,729
2.188% 4/30/26 (b)	340,000	327,430
2.572% 2/11/31 (b)	690,000	594,790
3.068% 4/30/41 (b)	100,000	74,821
3.584% 5/22/28 (b)	82,000	77,958
4.1% 6/3/26	1,194,000	1,162,168
4.75% 12/7/46	157,000	137,721
4.897% 7/25/33 (b)	130,000	125,275
5.013% 4/4/51 (b)	130,000	122,054
5.375% 2/7/35	100,000	102,574
5.389% 4/24/34 (b)	280,000	278,256
5.557% 7/25/34 (b)	200,000	200,772
5.574% 7/25/29 (b)	200,000	202,370
6.491% 10/23/34 (b)	430,000	461,207
Westpac Banking Corp.:
2.894% 2/4/30 (b)	590,000	573,951
4.11% 7/24/34 (b)	320,000	295,572
		42,856,184
Capital Markets - 1.6%
Ameriprise Financial, Inc.:
2.875% 9/15/26	100,000	95,129
5.15% 5/15/33	40,000	40,416
Ares Capital Corp.:
2.15% 7/15/26	234,000	215,474
3.2% 11/15/31	50,000	41,701
Bank of New York Mellon Corp.:
1.8% 7/28/31	80,000	64,595
3.85% 4/28/28	27,000	26,217
4.543% 2/1/29 (b)	240,000	236,324
4.975% 3/14/30 (b)	150,000	150,129
5.802% 10/25/28 (b)	110,000	112,961
6.474% 10/25/34 (b)	140,000	152,456
BlackRock, Inc. 2.1% 2/25/32	50,000	41,127
Blackstone Private Credit Fund:
2.7% 1/15/25	160,000	156,183
4.7% 3/24/25	180,000	177,744
7.3% 11/27/28 (d)	50,000	52,130
Brookfield Finance, Inc.:
2.724% 4/15/31	312,000	265,610
6.35% 1/5/34	30,000	31,914
Charles Schwab Corp.:
1.65% 3/11/31	70,000	56,043
2% 3/20/28	215,000	192,678
3.2% 3/2/27	350,000	333,160
6.136% 8/24/34 (b)	80,000	83,456
6.196% 11/17/29 (b)	60,000	62,364
CME Group, Inc.:
3.75% 6/15/28	110,000	106,670
5.3% 9/15/43	40,000	40,825
Credit Suisse U.S.A., Inc. 7.125% 7/15/32	60,000	67,282
Deutsche Bank AG 4.1% 1/13/26	200,000	195,106
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	150,000	137,139
3.7% 5/30/24	200,000	199,176
3.729% 1/14/32 (b)	200,000	168,447
4.1% 1/13/26	200,000	195,213
Goldman Sachs Group, Inc.:
2.615% 4/22/32 (b)	255,000	214,009
3.691% 6/5/28 (b)	440,000	420,996
4.017% 10/31/38 (b)	887,000	763,785
4.223% 5/1/29 (b)	60,000	57,752
4.411% 4/23/39 (b)	230,000	205,892
4.75% 10/21/45	28,000	25,796
6.75% 10/1/37	230,000	251,284
HPS Corporate Lending Fund 6.75% 1/30/29 (d)	20,000	19,963
Intercontinental Exchange, Inc.:
1.85% 9/15/32	180,000	140,541
2.65% 9/15/40	80,000	57,395
3% 6/15/50	138,000	92,297
3.75% 9/21/28	50,000	47,789
4.6% 3/15/33	240,000	232,291
Invesco Finance PLC 3.75% 1/15/26	110,000	107,302
Jefferies Financial Group, Inc.:
4.15% 1/23/30	40,000	37,467
4.85% 1/15/27	100,000	99,211
5.875% 7/21/28	140,000	142,517
Legg Mason, Inc. 5.625% 1/15/44	20,000	20,003
LPL Holdings, Inc. 6.75% 11/17/28	30,000	31,419
Moody's Corp. 4.875% 12/17/48	123,000	114,715
Morgan Stanley:
2.188% 4/28/26 (b)	940,000	906,866
2.699% 1/22/31 (b)	230,000	200,948
3.591% 7/22/28 (b)	210,000	199,522
3.625% 1/20/27	96,000	92,727
3.772% 1/24/29 (b)	300,000	285,562
3.971% 7/22/38 (b)	120,000	102,783
4.375% 1/22/47	148,000	129,765
4.457% 4/22/39 (b)	295,000	268,270
5.164% 4/20/29 (b)	200,000	199,839
5.25% 4/21/34 (b)	420,000	416,717
5.297% 4/20/37 (b)	140,000	134,316
5.597% 3/24/51 (b)	90,000	94,238
5.948% 1/19/38 (b)	80,000	80,163
6.342% 10/18/33 (b)	320,000	342,382
6.375% 7/24/42	190,000	214,441
NASDAQ, Inc.:
2.5% 12/21/40	100,000	67,831
5.35% 6/28/28	90,000	91,161
5.55% 2/15/34	40,000	40,675
5.95% 8/15/53	8,000	8,430
6.1% 6/28/63	20,000	21,326
Nomura Holdings, Inc. 3.103% 1/16/30	623,000	553,172
Northern Trust Corp. 1.95% 5/1/30	220,000	187,187
S&P Global, Inc.:
2.3% 8/15/60	100,000	54,863
2.45% 3/1/27	590,000	552,206
4.75% 8/1/28	140,000	139,779
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	30,000	29,827
State Street Corp.:
1.684% 11/18/27 (b)	204,000	187,485
4.821% 1/26/34 (b)	100,000	97,313
5.684% 11/21/29 (b)	110,000	112,968
6.123% 11/21/34 (b)	30,000	31,275
UBS Group AG 4.55% 4/17/26	580,000	570,697
		13,194,827
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	250,000	232,165
2.875% 8/14/24	150,000	148,272
3.85% 10/29/41	150,000	118,808
4.45% 4/3/26	150,000	147,512
4.625% 10/15/27	220,000	214,477
5.3% 1/19/34	150,000	147,337
Ally Financial, Inc.:
5.125% 9/30/24	290,000	288,774
5.8% 5/1/25	250,000	249,579
6.848% 1/3/30 (b)	120,000	123,500
6.992% 6/13/29 (b)	120,000	124,406
American Express Co.:
2.5% 7/30/24	219,000	216,754
2.55% 3/4/27	100,000	93,396
3.3% 5/3/27	30,000	28,536
4.05% 12/3/42	160,000	139,409
4.989% 5/26/33 (b)	30,000	29,222
5.043% 5/1/34 (b)	90,000	88,939
Capital One Financial Corp.:
3.75% 7/28/26	70,000	67,437
3.8% 1/31/28	251,000	238,686
5.817% 2/1/34 (b)	250,000	249,620
6.377% 6/8/34 (b)	100,000	103,851
Ford Motor Credit Co. LLC:
6.798% 11/7/28	280,000	292,257
6.8% 5/12/28	310,000	322,055
7.2% 6/10/30	200,000	212,274
John Deere Capital Corp.:
2.8% 7/18/29	220,000	200,674
4.75% 6/8/26	740,000	737,653
Synchrony Financial:
3.95% 12/1/27	150,000	140,277
5.15% 3/19/29	159,000	152,760
Toyota Motor Credit Corp.:
3% 4/1/25	580,000	567,485
4.7% 1/12/33	70,000	69,389
4.8% 1/5/34	120,000	118,054
5.45% 11/10/27	380,000	387,192
		6,250,750
Financial Services - 0.9%
AB Svensk Exportkredit 2.25% 3/22/27	400,000	373,621
Aon Corp. / Aon Global Holdings PLC 5.35% 2/28/33	200,000	201,083
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	31,640
Blue Owl Credit Income Corp. 6.65% 3/15/31 (d)	70,000	68,309
BP Capital Markets America, Inc.:
3% 2/24/50	240,000	163,732
3.001% 3/17/52	100,000	67,714
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	38,028
4.125% 5/15/29	19,000	17,908
5.5% 2/15/34	40,000	39,499
CNH Industrial Capital LLC 5.5% 1/12/29	120,000	121,719
Corebridge Financial, Inc.:
3.5% 4/4/25	130,000	127,261
3.85% 4/5/29	80,000	74,798
4.35% 4/5/42	20,000	16,881
5.75% 1/15/34	40,000	40,807
6.875% 12/15/52 (b)	100,000	100,120
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	68,643
2.6% 11/15/29	80,000	71,612
3.4% 11/15/49	50,000	37,448
Equitable Holdings, Inc. 4.35% 4/20/28	360,000	348,774
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	31,701	26,266
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	227,749
2.25% 3/1/31	200,000	167,802
Fiserv, Inc.:
2.75% 7/1/24	440,000	436,718
3.5% 7/1/29	80,000	74,493
4.4% 7/1/49	240,000	203,614
Global Payments, Inc.:
1.2% 3/1/26	346,000	320,060
4.15% 8/15/49	20,000	15,525
5.4% 8/15/32	140,000	138,846
Japan International Cooperation Agency 1.75% 4/28/31	200,000	162,501
KfW:
0% 4/18/36	200,000	116,890
0.375% 7/18/25	2,072,000	1,954,292
2.875% 4/3/28	14,000	13,226
MasterCard, Inc.:
2% 11/18/31	240,000	198,361
2.95% 6/1/29	50,000	46,036
3.3% 3/26/27	38,000	36,567
3.35% 3/26/30	53,000	49,274
3.85% 3/26/50	115,000	95,157
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	170,000	157,789
5.8% 1/15/33	60,000	62,426
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	67,164
2.3% 6/1/30	120,000	103,504
4.4% 6/1/32	100,000	96,835
5.25% 6/1/62	30,000	28,716
The Western Union Co.:
2.85% 1/10/25	70,000	68,447
6.2% 11/17/36	20,000	20,577
Visa, Inc.:
1.1% 2/15/31	250,000	199,499
2.05% 4/15/30	350,000	301,855
2.7% 4/15/40	150,000	112,407
4.15% 12/14/35	38,000	36,048
		7,548,241
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	350,000	284,818
4.35% 11/3/45	128,000	113,888
AFLAC, Inc. 3.6% 4/1/30	224,000	208,359
Allstate Corp.:
1.45% 12/15/30	110,000	87,108
5.55% 5/9/35	156,000	161,918
American International Group, Inc.:
4.25% 3/15/29	100,000	96,615
4.375% 6/30/50	240,000	208,209
4.5% 7/16/44	25,000	22,376
4.75% 4/1/48	100,000	92,412
5.75% 4/1/48 (b)	280,000	274,912
Aon Corp. 3.75% 5/2/29	120,000	113,359
Aon North America, Inc. 5.45% 3/1/34	250,000	252,886
Arch Capital Group Ltd. 7.35% 5/1/34	20,000	22,626
Arch Capital Group U.S., Inc. 5.144% 11/1/43	50,000	47,674
Arthur J. Gallagher & Co.:
3.5% 5/20/51	50,000	35,515
5.75% 3/2/53	45,000	45,157
6.75% 2/15/54	30,000	34,060
Assurant, Inc. 4.9% 3/27/28	60,000	59,222
Assured Guaranty U.S. Holdings, Inc. 6.125% 9/15/28	70,000	72,570
Athene Holding Ltd.:
3.5% 1/15/31	20,000	17,575
6.65% 2/1/33	100,000	105,821
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	120,000	81,628
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	120,000	98,993
2.85% 10/15/50	220,000	148,467
4.2% 8/15/48	243,000	214,309
Brighthouse Financial, Inc.:
4.7% 6/22/47	28,000	22,203
5.625% 5/15/30	80,000	80,292
Brown & Brown, Inc. 2.375% 3/15/31	110,000	91,163
Fairfax Financial Holdings Ltd. 5.625% 8/16/32	90,000	89,909
Hartford Financial Services Group, Inc.:
4.4% 3/15/48	70,000	60,720
6.1% 10/1/41	30,000	31,973
Lincoln National Corp. 4.35% 3/1/48	160,000	126,420
Manulife Financial Corp. 5.375% 3/4/46	40,000	39,351
Markel Group, Inc.:
3.35% 9/17/29	30,000	27,244
5% 5/20/49	50,000	45,464
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	92,658
4.9% 3/15/49	70,000	65,165
5.7% 9/15/53	40,000	41,528
5.75% 11/1/32	100,000	104,913
MetLife, Inc.:
4.05% 3/1/45	18,000	14,980
4.55% 3/23/30	600,000	592,803
4.875% 11/13/43	100,000	93,912
Principal Financial Group, Inc. 5.375% 3/15/33	120,000	120,938
Progressive Corp.:
2.5% 3/15/27	100,000	93,692
4.2% 3/15/48	135,000	116,952
Prudential Financial, Inc.:
3.878% 3/27/28	23,000	22,182
3.935% 12/7/49	38,000	30,007
4.35% 2/25/50	285,000	242,965
5.125% 3/1/52 (b)	50,000	46,867
6% 9/1/52 (b)	40,000	39,760
Prudential Funding Asia PLC 3.125% 4/14/30	60,000	53,981
Reinsurance Group of America, Inc. 3.95% 9/15/26	50,000	48,826
The Travelers Companies, Inc.:
2.55% 4/27/50	200,000	126,354
4% 5/30/47	32,000	26,571
4.1% 3/4/49	50,000	42,274
Unum Group:
4% 6/15/29	100,000	94,335
4.125% 6/15/51	20,000	15,120
Willis Group North America, Inc.:
2.95% 9/15/29	250,000	224,007
5.35% 5/15/33	20,000	19,903
		5,885,909
TOTAL FINANCIALS		75,735,911
HEALTH CARE - 3.1%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	60,000	58,920
2.95% 11/21/26	50,000	47,620
3.2% 11/21/29	80,000	73,720
3.8% 3/15/25	61,000	60,127
4.05% 11/21/39	50,000	44,520
4.25% 11/21/49	390,000	337,761
4.3% 5/14/36	140,000	131,443
4.55% 3/15/35	80,000	77,324
4.7% 5/14/45	120,000	112,211
4.8% 3/15/29	150,000	150,220
4.875% 11/14/48	100,000	95,652
5.05% 3/15/34	220,000	222,727
5.4% 3/15/54	150,000	154,394
Amgen, Inc.:
3.15% 2/21/40	410,000	315,027
3.2% 11/2/27	56,000	52,882
3.375% 2/21/50	110,000	80,288
4.2% 3/1/33	260,000	243,017
4.4% 5/1/45	102,000	88,617
4.875% 3/1/53	50,000	45,522
5.15% 3/2/28	480,000	483,077
5.25% 3/2/33	100,000	100,841
5.65% 3/2/53	182,000	185,450
5.75% 3/2/63	140,000	142,793
Biogen, Inc. 3.25% 2/15/51	270,000	186,733
Gilead Sciences, Inc.:
2.8% 10/1/50	180,000	117,331
4% 9/1/36	40,000	35,883
4.15% 3/1/47	60,000	50,399
4.5% 2/1/45	311,000	276,771
		3,971,270
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.875% 9/15/25	240,000	236,610
4.9% 11/30/46	150,000	146,423
Baxter International, Inc.:
1.915% 2/1/27	180,000	164,354
2.539% 2/1/32	180,000	148,743
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	132,359
3.7% 6/6/27	52,000	49,959
4.669% 6/6/47	130,000	116,493
Boston Scientific Corp.:
3.75% 3/1/26	120,000	116,752
4% 3/1/29	100,000	96,015
4.7% 3/1/49	140,000	129,619
GE Healthcare Technologies, Inc.:
5.857% 3/15/30	100,000	104,094
5.905% 11/22/32	140,000	146,982
Medtronic, Inc. 4.625% 3/15/45	168,000	157,772
Stryker Corp.:
2.9% 6/15/50	100,000	68,953
3.5% 3/15/26	240,000	232,718
		2,047,846
Health Care Providers & Services - 1.2%
Aetna, Inc.:
4.75% 3/15/44	60,000	53,112
6.625% 6/15/36	60,000	65,763
AHS Hospital Corp. 2.78% 7/1/51	250,000	164,277
Allina Health System, Inc. 3.887% 4/15/49	20,000	15,927
Banner Health 2.913% 1/1/51	100,000	67,480
Baptist Healthcare System Obli 3.54% 8/15/50	100,000	74,781
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	71,000	58,299
Cardinal Health, Inc.:
3.41% 6/15/27	67,000	63,620
5.45% 2/15/34	110,000	111,205
Centene Corp.:
2.45% 7/15/28	100,000	88,671
2.625% 8/1/31	130,000	106,714
3.375% 2/15/30	260,000	230,082
Children's Hospital of Philadelphia 2.704% 7/1/50	79,000	51,925
Cigna Group:
4.125% 11/15/25	25,000	24,642
4.375% 10/15/28	30,000	29,265
4.5% 2/25/26	74,000	73,094
4.8% 8/15/38	80,000	75,160
4.8% 7/15/46	465,000	422,695
4.9% 12/15/48	30,000	27,328
CommonSpirit Health:
2.76% 10/1/24	740,000	728,545
3.91% 10/1/50	125,000	97,787
CVS Health Corp.:
2.7% 8/21/40	467,000	324,209
3% 8/15/26	20,000	19,064
3.25% 8/15/29	195,000	178,848
3.75% 4/1/30	380,000	354,093
4.1% 3/25/25	32,000	31,602
4.25% 4/1/50	37,000	29,981
4.3% 3/25/28	264,000	257,631
5% 1/30/29	40,000	40,111
5.05% 3/25/48	131,000	118,971
5.25% 2/21/33	150,000	150,040
5.3% 6/1/33	70,000	70,165
5.625% 2/21/53	130,000	127,668
6% 6/1/63	20,000	20,648
Elevance Health, Inc.:
3.35% 12/1/24	89,000	87,735
3.65% 12/1/27	320,000	306,135
4.101% 3/1/28	50,000	48,618
4.375% 12/1/47	175,000	150,316
4.55% 3/1/48	120,000	105,485
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	95,436
HCA Holdings, Inc.:
4.5% 2/15/27	1,013,000	993,210
5.25% 6/15/49	100,000	91,273
5.6% 4/1/34	200,000	201,384
6% 4/1/54	200,000	202,996
Humana, Inc.:
3.95% 3/15/27	445,000	430,890
4.625% 12/1/42	80,000	70,020
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	83,000	62,289
Kaiser Foundation Hospitals:
2.81% 6/1/41	63,000	46,493
3.266% 11/1/49	80,000	58,796
4.15% 5/1/47	30,000	25,815
MidMichigan Health 3.409% 6/1/50	33,000	24,003
Novant Health, Inc. 3.168% 11/1/51	105,000	73,386
Orlando Health Obligated Group 3.327% 10/1/50	57,000	42,581
Piedmont Healthcare, Inc. 2.719% 1/1/42	37,000	26,170
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	130,000	79,655
Sabra Health Care LP 5.125% 8/15/26	50,000	49,487
Sutter Health 3.361% 8/15/50	130,000	95,717
Trinity Health Corp. 2.632% 12/1/40	50,000	36,097
UnitedHealth Group, Inc.:
1.15% 5/15/26	180,000	166,491
1.25% 1/15/26	81,000	75,895
2.375% 8/15/24	90,000	88,971
2.9% 5/15/50	120,000	80,995
3.05% 5/15/41	230,000	174,095
3.5% 8/15/39	772,000	635,935
3.7% 8/15/49	40,000	31,362
3.75% 10/15/47	30,000	23,715
4.25% 1/15/29	100,000	97,997
4.45% 12/15/48	102,000	90,785
4.625% 7/15/35	100,000	97,277
5.05% 4/15/53	100,000	97,122
5.25% 2/15/28	90,000	91,650
5.35% 2/15/33	90,000	92,590
6.05% 2/15/63	60,000	65,976
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	45,748
		9,713,994
Life Sciences Tools & Services - 0.1%
Revvity, Inc. 2.25% 9/15/31	90,000	73,829
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	250,000	224,325
4.95% 11/21/32	210,000	210,904
5.086% 8/10/33	20,000	20,220
		529,278
Pharmaceuticals - 1.1%
AstraZeneca Finance LLC:
1.2% 5/28/26	290,000	267,882
2.25% 5/28/31	290,000	244,964
4.875% 3/3/33	110,000	109,770
AstraZeneca PLC:
4.375% 11/16/45	45,000	40,315
4.375% 8/17/48	50,000	44,642
Bristol-Myers Squibb Co.:
2.9% 7/26/24	70,000	69,413
3.2% 6/15/26	650,000	626,624
3.7% 3/15/52	330,000	253,387
3.9% 3/15/62	100,000	76,236
4.125% 6/15/39	100,000	88,614
4.55% 2/20/48	42,000	37,571
4.9% 2/22/29	130,000	130,547
5.2% 2/22/34	190,000	192,912
5.55% 2/22/54	131,000	134,718
Eli Lilly & Co.:
2.25% 5/15/50	200,000	122,310
4.875% 2/27/53	50,000	48,826
5.1% 2/9/64	100,000	99,521
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	126,401
GSK Consumer Healthcare Capital U.S. LLC 3.625% 3/24/32	250,000	225,302
Johnson & Johnson:
1.3% 9/1/30	110,000	90,992
2.1% 9/1/40	220,000	151,248
2.45% 3/1/26	760,000	728,203
2.45% 9/1/60	110,000	65,501
3.4% 1/15/38	116,000	99,463
3.55% 3/1/36	110,000	97,812
Merck & Co., Inc.:
3.7% 2/10/45	45,000	36,724
4.05% 5/17/28	100,000	98,301
4.15% 5/18/43	266,000	235,073
4.5% 5/17/33	150,000	146,672
5% 5/17/53	150,000	146,856
Mylan NV 4.55% 4/15/28	20,000	19,323
Novartis Capital Corp.:
1.75% 2/14/25	100,000	97,112
2% 2/14/27	320,000	298,058
2.75% 8/14/50	50,000	33,847
3% 11/20/25	460,000	446,783
3.1% 5/17/27	90,000	86,128
4% 11/20/45	35,000	30,254
Pfizer Investment Enterprises:
4.45% 5/19/26	640,000	633,348
4.45% 5/19/28	270,000	266,158
4.65% 5/19/30	113,000	111,904
4.75% 5/19/33	200,000	196,917
5.11% 5/19/43	150,000	146,678
5.3% 5/19/53	154,000	153,112
5.34% 5/19/63	150,000	146,982
Pfizer, Inc.:
2.55% 5/28/40	125,000	89,292
2.7% 5/28/50	380,000	254,475
3.45% 3/15/29	70,000	66,279
4% 12/15/36	36,000	32,748
Royalty Pharma PLC 3.3% 9/2/40	100,000	74,522
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	105,214
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	200,000	169,590
3.025% 7/9/40	272,000	204,978
Viatris, Inc.:
2.7% 6/22/30	100,000	84,783
3.85% 6/22/40	120,000	88,626
4% 6/22/50	100,000	68,892
Zoetis, Inc. 4.45% 8/20/48	60,000	52,970
		8,795,773
TOTAL HEALTH CARE		25,058,161
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	160,000	149,936
3.625% 4/1/30	140,000	131,599
4.25% 4/1/50	50,000	43,548
Huntington Ingalls Industries, Inc. 4.2% 5/1/30	60,000	56,244
L3Harris Technologies, Inc.:
4.854% 4/27/35	100,000	95,595
5.4% 1/15/27	270,000	271,927
Lockheed Martin Corp.:
4.09% 9/15/52	70,000	58,781
4.7% 5/15/46	28,000	26,143
5.9% 11/15/63	200,000	219,068
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	75,594
4.03% 10/15/47	106,000	86,680
5.25% 5/1/50	120,000	117,711
RTX Corp.:
3.75% 11/1/46	30,000	23,217
4.05% 5/4/47	18,000	14,681
4.125% 11/16/28	260,000	251,494
4.35% 4/15/47	50,000	42,566
4.45% 11/16/38	370,000	333,263
5.15% 2/27/33	240,000	240,456
6.1% 3/15/34	200,000	213,757
The Boeing Co.:
3.2% 3/1/29	126,000	112,562
4.875% 5/1/25	660,000	652,668
5.705% 5/1/40	836,000	800,170
5.805% 5/1/50	130,000	122,997
		4,140,657
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	150,000	119,670
4.25% 5/15/30	175,000	169,307
4.9% 1/15/34	130,000	128,514
4.95% 10/17/48	102,000	92,846
United Parcel Service, Inc.:
2.8% 11/15/24	88,000	86,604
4.875% 3/3/33	180,000	180,224
5.05% 3/3/53	20,000	19,637
5.3% 4/1/50	170,000	172,842
		969,644
Building Products - 0.1%
Carrier Global Corp.:
2.493% 2/15/27	50,000	46,587
2.722% 2/15/30	100,000	88,432
3.377% 4/5/40	195,000	152,666
3.577% 4/5/50	50,000	37,265
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.9% 12/1/32	150,000	147,551
Masco Corp.:
2% 2/15/31	103,000	84,239
3.125% 2/15/51	52,000	35,174
Owens Corning 3.875% 6/1/30	100,000	93,393
		685,307
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	398,114
3.95% 5/15/28	28,000	27,076
Waste Management, Inc.:
4.875% 2/15/29	390,000	393,649
4.875% 2/15/34	30,000	29,795
		848,634
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 4.375% 5/8/42	30,000	27,297
Emerson Electric Co. 2% 12/21/28	130,000	115,438
Regal Rexnord Corp.:
6.05% 4/15/28 (d)	170,000	172,340
6.4% 4/15/33 (d)	20,000	20,743
		335,818
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC:
3% 4/1/25	280,000	274,036
3.05% 2/15/51	211,000	144,833
3.25% 6/15/27	30,000	28,650
4.05% 6/15/48	207,000	172,425
4.45% 3/15/43	100,000	89,954
5.2% 4/15/54	80,000	79,298
6.15% 5/1/37	20,000	21,954
Canadian National Railway Co. 2.45% 5/1/50	210,000	131,548
Canadian Pacific Railway Co.:
1.75% 12/2/26	140,000	128,591
2.45% 12/2/31	140,000	125,634
3.1% 12/2/51	140,000	96,607
4.2% 11/15/69	70,000	55,307
CSX Corp.:
4.3% 3/1/48	140,000	120,948
4.5% 3/15/49	160,000	140,401
4.75% 11/15/48	70,000	64,352
Norfolk Southern Corp.:
2.9% 8/25/51	110,000	71,583
3.8% 8/1/28	63,000	60,328
4.05% 8/15/52	90,000	72,011
4.1% 5/15/21	60,000	43,755
4.15% 2/28/48	38,000	31,528
4.45% 3/1/33	150,000	143,900
5.35% 8/1/54	50,000	49,637
Union Pacific Corp.:
2.75% 3/1/26	160,000	153,600
2.891% 4/6/36	79,000	64,431
2.973% 9/16/62	290,000	181,539
3.25% 2/5/50	50,000	36,441
3.6% 9/15/37	38,000	32,811
3.839% 3/20/60	70,000	53,746
5.15% 1/20/63	120,000	116,456
		2,786,304
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	177,000	155,179
2.65% 4/15/25	24,000	23,299
3% 8/7/25	310,000	301,128
3.05% 4/15/30	19,000	17,065
3.625% 10/15/47	50,000	36,842
3.7% 4/15/50	24,000	17,728
3.875% 6/15/44	20,000	15,782
General Electric Co. 4.35% 5/1/50	489,000	428,095
Honeywell International, Inc.:
2.8% 6/1/50	150,000	103,970
3.812% 11/21/47	20,000	16,190
4.875% 9/1/29	70,000	70,465
5% 3/1/35	70,000	70,263
5.25% 3/1/54	70,000	70,631
5.35% 3/1/64	20,000	20,264
Trane Technologies Financing Ltd. 3.8% 3/21/29	125,000	118,930
		1,465,831
Machinery - 0.2%
Caterpillar Financial Services Corp. 1.1% 9/14/27	530,000	469,475
Caterpillar, Inc.:
3.25% 9/19/49	110,000	81,479
4.75% 5/15/64	40,000	36,879
Cummins, Inc. 4.9% 2/20/29	60,000	60,326
Deere & Co. 2.875% 9/7/49	130,000	91,774
Eaton Corp.:
4.15% 3/15/33	150,000	142,289
4.7% 8/23/52	20,000	18,675
Otis Worldwide Corp.:
2.056% 4/5/25	48,000	46,411
2.565% 2/15/30	70,000	61,552
3.362% 2/15/50	50,000	36,291
Parker Hannifin Corp.:
3.25% 6/14/29	60,000	55,586
4% 6/14/49	110,000	89,853
Stanley Black & Decker, Inc. 2.75% 11/15/50	150,000	88,826
		1,279,416
Passenger Airlines - 0.1%
Southwest Airlines Co. 5.125% 6/15/27	595,000	593,825
United Airlines Pass-Through Trust Series 2023-1 Class A, 5.8% 7/15/37	50,000	50,840
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	180,681	165,634
		810,299
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	73,157
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.875% 1/15/26	120,000	114,751
2.875% 1/15/32	70,000	58,944
3.125% 12/1/30	40,000	35,109
3.25% 3/1/25	88,000	86,045
3.75% 6/1/26	158,000	152,389
GATX Corp. 6.9% 5/1/34	100,000	109,080
		556,318
TOTAL INDUSTRIALS		13,951,385
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
4.85% 2/26/29	110,000	110,812
5.05% 2/26/34	110,000	111,481
5.3% 2/26/54	50,000	51,324
5.9% 2/15/39	130,000	141,350
		414,967
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. 3.2% 4/1/24	730,000	730,000
Corning, Inc. 5.35% 11/15/48	140,000	135,626
Dell International LLC/EMC Corp.:
5.3% 10/1/29	390,000	394,787
8.1% 7/15/36	80,000	96,707
8.35% 7/15/46	187,000	241,881
Vontier Corp. 2.4% 4/1/28	60,000	52,976
		1,651,977
IT Services - 0.2%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	150,000	139,287
3.569% 12/1/31	40,000	35,165
IBM Corp.:
1.95% 5/15/30	175,000	147,962
2.95% 5/15/50	175,000	116,599
3.5% 5/15/29	843,000	793,999
5.6% 11/30/39	50,000	52,033
IBM International Capital 4.6% 2/5/29	180,000	177,449
		1,462,494
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 2.8% 10/1/41	130,000	94,374
Applied Materials, Inc.:
4.35% 4/1/47	28,000	25,227
5.85% 6/15/41	20,000	21,731
Broadcom Corp./Broadcom Cayman LP 3.5% 1/15/28	1,324,000	1,253,629
Broadcom, Inc.:
3.187% 11/15/36 (d)	90,000	71,627
3.419% 4/15/33 (d)	82,000	71,086
4% 4/15/29 (d)	70,000	66,681
4.3% 11/15/32	250,000	234,902
4.75% 4/15/29	50,000	49,385
4.926% 5/15/37 (d)	80,000	75,925
5% 4/15/30	50,000	50,227
Intel Corp.:
3.25% 11/15/49	110,000	77,611
3.734% 12/8/47	617,000	479,351
4.875% 2/10/28	100,000	100,247
5.2% 2/10/33	710,000	719,846
5.9% 2/10/63	20,000	21,219
KLA Corp. 4.95% 7/15/52	110,000	106,023
Lam Research Corp. 2.875% 6/15/50	150,000	102,430
Marvell Technology, Inc. 5.95% 9/15/33	60,000	62,179
Micron Technology, Inc.:
3.366% 11/1/41	30,000	22,288
4.663% 2/15/30	230,000	224,660
5.327% 2/6/29	50,000	50,455
5.375% 4/15/28	60,000	60,592
NVIDIA Corp.:
2% 6/15/31	216,000	182,513
2.85% 4/1/30	100,000	90,768
3.5% 4/1/40	50,000	42,334
3.5% 4/1/50	50,000	39,806
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	270,000	223,968
Qualcomm, Inc.:
1.65% 5/20/32	54,000	42,774
5.4% 5/20/33	250,000	262,129
6% 5/20/53	120,000	134,131
Texas Instruments, Inc.:
4.15% 5/15/48	70,000	60,265
4.9% 3/14/33	200,000	202,017
5.05% 5/18/63	40,000	38,955
		5,361,355
Software - 0.5%
Microsoft Corp.:
2.525% 6/1/50	326,000	214,235
2.921% 3/17/52	534,000	377,525
3.3% 2/6/27	115,000	111,468
3.4% 6/15/27 (d)	210,000	202,448
3.45% 8/8/36	31,000	27,743
4.2% 11/3/35	170,000	166,389
Oracle Corp.:
1.65% 3/25/26	207,000	193,198
2.5% 4/1/25	80,000	77,587
2.95% 4/1/30	360,000	320,345
3.25% 11/15/27	96,000	90,365
3.6% 4/1/50	300,000	216,743
3.8% 11/15/37	110,000	92,238
3.85% 4/1/60	80,000	56,937
3.9% 5/15/35	220,000	193,059
4% 11/15/47	187,000	145,985
4.9% 2/6/33	250,000	244,762
5.375% 7/15/40	641,000	621,783
Roper Technologies, Inc.:
1% 9/15/25	50,000	47,011
1.4% 9/15/27	50,000	44,360
1.75% 2/15/31	50,000	40,253
2% 6/30/30	330,000	275,432
Salesforce, Inc.:
2.7% 7/15/41	220,000	159,200
2.9% 7/15/51	20,000	13,491
VMware, Inc. 4.7% 5/15/30	100,000	97,341
		4,029,898
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
1.125% 5/11/25	772,000	739,180
1.2% 2/8/28	440,000	389,020
1.25% 8/20/30	50,000	40,828
2.375% 2/8/41	330,000	235,120
2.55% 8/20/60	200,000	124,962
2.95% 9/11/49	240,000	170,057
3% 11/13/27	96,000	91,205
3.2% 5/11/27	200,000	191,511
3.75% 11/13/47	57,000	47,029
3.85% 5/4/43	369,000	319,960
4.3% 5/10/33	250,000	248,897
4.5% 2/23/36	90,000	89,400
HP, Inc.:
2.2% 6/17/25	160,000	154,003
4.2% 4/15/32	110,000	102,972
		2,944,144
TOTAL INFORMATION TECHNOLOGY		15,864,835
MATERIALS - 0.8%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	94,809
2.05% 5/15/30	60,000	51,357
2.7% 5/15/40	60,000	43,799
2.8% 5/15/50	100,000	67,130
Albemarle Corp.:
4.65% 6/1/27	120,000	117,762
5.65% 6/1/52	20,000	18,345
DuPont de Nemours, Inc.:
4.725% 11/15/28	35,000	34,951
5.319% 11/15/38	679,000	678,587
Eastman Chemical Co. 4.5% 12/1/28	174,000	169,218
Ecolab, Inc.:
1.3% 1/30/31	300,000	239,935
2.7% 12/15/51	20,000	12,932
International Flavors & Fragrances, Inc. 4.375% 6/1/47	50,000	38,604
LYB International Finance II BV 3.5% 3/2/27	166,000	158,373
LYB International Finance III LLC:
3.375% 10/1/40	20,000	14,983
3.625% 4/1/51	120,000	84,984
4.2% 10/15/49	100,000	78,010
Nutrien Ltd.:
4.2% 4/1/29	13,000	12,552
4.9% 3/27/28	160,000	159,153
5% 4/1/49	103,000	93,979
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	277,210
3.8% 8/15/49	80,000	63,062
4.5% 6/1/47	50,000	43,692
The Dow Chemical Co.:
2.1% 11/15/30	250,000	211,143
3.6% 11/15/50	150,000	109,283
4.8% 5/15/49	50,000	44,019
7.375% 11/1/29	46,000	51,187
The Mosaic Co.:
4.05% 11/15/27	90,000	86,816
5.45% 11/15/33	50,000	49,984
Westlake Corp. 3.6% 8/15/26	625,000	600,639
		3,706,498
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31	100,000	83,759
2.5% 3/15/30	90,000	78,478
		162,237
Containers & Packaging - 0.1%
Avery Dennison Corp. 2.65% 4/30/30	80,000	69,930
International Paper Co. 4.8% 6/15/44	155,000	139,953
WRKCo, Inc. 4.65% 3/15/26	290,000	286,371
		496,254
Metals & Mining - 0.2%
ArcelorMittal SA:
6.75% 3/1/41 (b)	20,000	20,734
6.8% 11/29/32	80,000	85,554
Barrick Gold Corp. 5.25% 4/1/42	163,000	160,468
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	176,000	169,447
5.25% 9/8/33	90,000	91,021
Freeport-McMoRan, Inc. 5.4% 11/14/34	140,000	138,301
Newmont Corp.:
2.25% 10/1/30	100,000	85,096
2.8% 10/1/29	100,000	89,721
5.45% 6/9/44	80,000	78,757
Nucor Corp. 6.4% 12/1/37	50,000	55,148
Rio Tinto Finance (U.S.A.) Ltd.:
2.75% 11/2/51	120,000	77,277
5.2% 11/2/40	120,000	119,632
Southern Copper Corp.:
5.875% 4/23/45	30,000	29,934
6.75% 4/16/40	50,000	55,375
Vale Overseas Ltd. 3.75% 7/8/30	300,000	269,813
		1,526,278
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/28	298,000	262,519
TOTAL MATERIALS		6,153,786
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	125,000	97,962
3% 5/18/51	125,000	79,341
4.85% 4/15/49	90,000	78,972
American Homes 4 Rent LP 4.9% 2/15/29	130,000	127,506
American Tower Corp.:
2.1% 6/15/30	160,000	132,914
3.1% 6/15/50	160,000	106,087
3.6% 1/15/28	32,000	30,232
3.8% 8/15/29	70,000	65,328
5.9% 11/15/33	110,000	113,903
AvalonBay Communities, Inc.:
2.3% 3/1/30	130,000	112,478
3.2% 1/15/28	203,000	190,868
Boston Properties, Inc.:
2.55% 4/1/32	90,000	71,195
2.9% 3/15/30	20,000	17,130
3.65% 2/1/26	100,000	96,354
6.75% 12/1/27	180,000	186,828
Camden Property Trust 4.9% 1/15/34	60,000	58,386
Corporate Office Properties LP 2.75% 4/15/31	50,000	41,246
Crown Castle, Inc.:
1.35% 7/15/25	79,000	75,007
2.25% 1/15/31	100,000	82,276
3.25% 1/15/51	40,000	27,361
3.7% 6/15/26	100,000	96,574
5.1% 5/1/33	160,000	156,061
CubeSmart LP 3% 2/15/30	80,000	70,641
EPR Properties 3.75% 8/15/29	70,000	61,819
ERP Operating LP:
3.5% 3/1/28	61,000	57,799
4.15% 12/1/28	330,000	319,821
Federal Realty OP LP 5.375% 5/1/28	50,000	50,142
Healthpeak OP, LLC 3% 1/15/30	140,000	123,987
Highwoods/Forsyth LP 4.125% 3/15/28	80,000	74,803
Invitation Homes Operating Partnership LP 5.5% 8/15/33	50,000	49,807
Kilroy Realty LP 6.25% 1/15/36	40,000	39,073
Kimco Realty OP, LLC:
1.9% 3/1/28	570,000	504,006
3.3% 2/1/25	180,000	176,450
Kite Realty Group LP 5.5% 3/1/34	30,000	29,811
LXP Industrial Trust (REIT) 6.75% 11/15/28	50,000	52,120
NNN (REIT), Inc. 3% 4/15/52	100,000	64,361
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	228,502
Piedmont Operating Partnership LP 3.15% 8/15/30	30,000	23,537
Prologis LP:
1.75% 2/1/31	370,000	303,127
3% 4/15/50	145,000	99,626
Public Storage 5.125% 1/15/29	260,000	264,221
Realty Income Corp.:
2.1% 3/15/28	90,000	80,521
3.25% 1/15/31	220,000	196,259
3.4% 1/15/28	230,000	217,035
4.9% 7/15/33	50,000	48,310
Regency Centers LP 4.125% 3/15/28	60,000	57,779
Simon Property Group LP:
2.65% 7/15/30	125,000	109,164
3.375% 12/1/27	935,000	885,539
6.25% 1/15/34	20,000	21,387
Sun Communities Operating LP 2.7% 7/15/31	80,000	65,880
UDR, Inc. 2.1% 6/15/33	80,000	61,036
Ventas Realty LP:
4.4% 1/15/29	40,000	38,472
4.875% 4/15/49	160,000	136,806
VICI Properties LP:
4.75% 2/15/28	70,000	68,264
4.95% 2/15/30	60,000	58,023
5.125% 5/15/32	70,000	66,955
6.125% 4/1/54	40,000	39,453
Vornado Realty LP 3.5% 1/15/25	110,000	107,535
Welltower OP LLC 4.95% 9/1/48	76,000	69,996
Weyerhaeuser Co. 4% 11/15/29	160,000	150,947
WP Carey, Inc. 3.85% 7/15/29	70,000	65,340
		7,182,363
Real Estate Management & Development - 0.0%
CBRE Group, Inc. 5.95% 8/15/34	50,000	51,314
Digital Realty Trust LP 4.45% 7/15/28	120,000	116,183
Essex Portfolio LP 2.65% 3/15/32	170,000	140,749
Extra Space Storage LP:
5.4% 2/1/34	20,000	19,912
5.9% 1/15/31	150,000	155,190
Mid-America Apartments LP 5% 3/15/34	40,000	39,378
		522,726
TOTAL REAL ESTATE		7,705,089
UTILITIES - 2.2%
Electric Utilities - 1.5%
AEP Transmission Co. LLC 5.4% 3/15/53	160,000	159,269
Alabama Power Co. 6% 3/1/39	180,000	189,439
American Electric Power Co., Inc. 5.625% 3/1/33	140,000	142,135
Appalachian Power Co.:
3.3% 6/1/27	110,000	103,886
4.45% 6/1/45	18,000	14,876
4.5% 3/1/49	90,000	72,860
Arizona Public Service Co.:
2.95% 9/15/27	68,000	63,678
3.5% 12/1/49	100,000	70,448
5.55% 8/1/33	30,000	30,338
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	131,194
3.2% 9/15/49	150,000	103,416
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	250,000	181,243
Cincinnati Gas & Electric Co. 3.65% 2/1/29	160,000	151,971
Commonwealth Edison Co.:
4% 3/1/48	42,000	34,073
4.9% 2/1/33	210,000	208,171
6.45% 1/15/38	50,000	54,990
Connecticut Light & Power Co. 4.9% 7/1/33	140,000	138,009
DTE Electric Co.:
3% 3/1/32	100,000	86,976
5.2% 3/1/34	60,000	60,274
5.4% 4/1/53	110,000	110,922
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	168,070
3.95% 3/15/48	31,000	24,714
4.25% 12/15/41	341,000	293,595
Duke Energy Corp.:
2.45% 6/1/30	182,000	156,743
3.75% 9/1/46	80,000	60,401
3.95% 8/15/47	250,000	193,254
4.2% 6/15/49	90,000	71,757
Duke Energy Florida LLC:
6.35% 9/15/37	110,000	118,830
6.4% 6/15/38	100,000	109,332
Duke Energy Industries, Inc. 2.75% 4/1/50	100,000	63,371
Duke Energy Progress LLC:
3.7% 10/15/46	170,000	130,569
5.25% 3/15/33	100,000	101,107
Entergy Corp. 0.9% 9/15/25	400,000	374,937
Entergy Louisiana LLC:
3.1% 6/15/41	110,000	82,031
4.2% 4/1/50	70,000	57,627
Entergy, Inc.:
3.55% 9/30/49	29,000	21,093
5.15% 1/15/33	110,000	110,290
Eversource Energy:
2.55% 3/15/31	120,000	100,282
3.3% 1/15/28	62,000	57,947
3.45% 1/15/50	60,000	41,941
5.45% 3/1/28	150,000	151,852
Exelon Corp.:
3.4% 4/15/26	150,000	145,005
4.05% 4/15/30	230,000	216,909
4.45% 4/15/46	144,000	122,910
FirstEnergy Corp.:
1.6% 1/15/26	85,000	79,068
5.1% 7/15/47	140,000	122,900
Florida Power & Light Co.:
2.85% 4/1/25	317,000	309,535
2.875% 12/4/51	150,000	98,583
3.15% 10/1/49	100,000	70,391
4.125% 6/1/48	26,000	21,992
5.1% 4/1/33	70,000	70,469
Georgia Power Co.:
4.95% 5/17/33	200,000	197,195
5.25% 3/15/34	100,000	101,010
Indiana Michigan Power Co. 3.75% 7/1/47	100,000	75,347
Interstate Power and Light Co. 2.3% 6/1/30	93,000	79,127
Kentucky Utilities Co. 5.125% 11/1/40	100,000	96,107
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	180,707
3.65% 8/1/48	30,000	22,988
5.8% 10/15/36	100,000	104,872
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	500,000	457,843
2.44% 1/15/32	500,000	413,208
3.5% 4/1/29	140,000	130,440
Northern States Power Co.:
2.9% 3/1/50	80,000	53,255
3.4% 8/15/42	100,000	76,878
3.6% 9/15/47	50,000	37,828
NSTAR Electric Co. 4.95% 9/15/52	50,000	46,668
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	69,373
3.75% 4/1/45	120,000	95,606
4.55% 9/15/32	150,000	144,906
5.35% 10/1/52	20,000	19,830
Pacific Gas & Electric Co.:
2.1% 8/1/27	210,000	189,077
3.3% 8/1/40	100,000	73,213
3.5% 8/1/50	682,000	465,981
6.75% 1/15/53	30,000	32,678
PacifiCorp:
5.8% 1/15/55	150,000	147,880
6% 1/15/39	235,000	243,942
PECO Energy Co. 3.9% 3/1/48	96,000	77,809
PG&E Wildfire Recovery:
5.099% 6/1/54	50,000	49,463
5.212% 12/1/49	160,000	158,991
PPL Capital Funding, Inc. 4% 9/15/47	20,000	14,476
PPL Electric Utilities Corp.:
3% 10/1/49	100,000	69,288
5.25% 5/15/53	20,000	19,771
Public Service Co. of Colorado:
3.7% 6/15/28	87,000	83,196
6.25% 9/1/37	182,000	194,267
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	61,221
2.7% 5/1/50	100,000	65,521
3.15% 1/1/50	70,000	49,855
3.6% 12/1/47	44,000	34,265
3.65% 9/1/42	70,000	56,490
5.2% 8/1/33	40,000	40,590
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	36,921
Southern California Edison Co.:
4% 4/1/47	562,000	444,807
5.75% 4/15/54	20,000	20,286
5.95% 2/1/38	50,000	51,613
Southern Co.:
3.25% 7/1/26	352,000	338,279
3.7% 4/30/30	120,000	111,234
Southwestern Electric Power Co. 3.85% 2/1/48	190,000	139,724
Southwestern Public Service Co. 3.75% 6/15/49	80,000	58,975
Tampa Electric Co. 4.45% 6/15/49	100,000	85,644
Tucson Electric Power Co. 5.5% 4/15/53	50,000	49,431
Union Electric Co. 5.45% 3/15/53	130,000	128,740
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	42,412
3.8% 9/15/47	50,000	38,673
4.6% 12/1/48	52,000	45,587
5.3% 8/15/33	50,000	50,185
5.35% 1/15/54	20,000	19,604
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	56,294
4% 6/15/28	76,000	72,438
		12,177,682
Gas Utilities - 0.1%
Atmos Energy Corp.:
5.45% 10/15/32	180,000	185,614
6.2% 11/15/53	60,000	67,594
Dominion Gas Holdings LLC 2.5% 11/15/24	50,000	49,071
Piedmont Natural Gas Co., Inc. 2.5% 3/15/31	100,000	84,338
Southern California Gas Co. 5.2% 6/1/33	100,000	100,103
Southern Co. Gas Capital Corp. 3.95% 10/1/46	308,000	238,835
Southwest Gas Corp. 5.45% 3/23/28	76,000	77,083
		802,638
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation, LLC:
5.8% 3/1/33	130,000	133,999
6.5% 10/1/53	50,000	54,997
Southern Power Co. 4.95% 12/15/46	80,000	70,995
The AES Corp. 2.45% 1/15/31	70,000	57,271
		317,262
Multi-Utilities - 0.5%
Ameren Corp. 5.7% 12/1/26	200,000	202,660
Ameren Illinois Co. 4.95% 6/1/33	140,000	138,561
Berkshire Hathaway Energy Co.:
4.25% 10/15/50	290,000	235,512
4.45% 1/15/49	54,000	45,558
CenterPoint Energy, Inc. 3.7% 9/1/49	80,000	59,316
CMS Energy Corp. 4.875% 3/1/44	40,000	37,157
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	130,000	105,548
4.65% 12/1/48	50,000	44,434
5.2% 3/1/33	100,000	101,716
5.5% 12/1/39	256,000	258,438
6.2% 6/15/36	150,000	160,897
Consumers Energy Co.:
2.5% 5/1/60	100,000	57,648
4.625% 5/15/33	130,000	126,540
Dominion Energy, Inc.:
3.375% 4/1/30	720,000	654,331
4.6% 3/15/49	50,000	42,875
4.7% 12/1/44	26,000	22,598
7% 6/15/38	130,000	143,495
DTE Energy Co. 2.85% 10/1/26	140,000	132,364
NiSource, Inc.:
0.95% 8/15/25	280,000	263,496
2.95% 9/1/29	190,000	171,594
3.49% 5/15/27	50,000	47,691
3.95% 3/30/48	46,000	35,999
5.25% 2/15/43	156,000	147,484
Public Service Enterprise Group, Inc.:
5.85% 11/15/27	100,000	102,429
5.875% 10/15/28	70,000	72,074
Puget Energy, Inc. 4.1% 6/15/30	200,000	182,545
San Diego Gas & Electric Co. 5.35% 4/1/53	100,000	98,493
Sempra 6% 10/15/39	274,000	279,048
WEC Energy Group, Inc. 4.75% 1/15/28	100,000	99,293
		4,069,794
Water Utilities - 0.0%
American Water Capital Corp. 3.75% 9/1/47	280,000	220,937
TOTAL UTILITIES		17,588,313
TOTAL NONCONVERTIBLE BONDS (Cost $244,530,129)		218,611,984

U.S. Government and Government Agency Obligations - 42.5%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	95,000	89,236
0.5% 6/17/25	2,248,000	2,131,892
0.625% 4/22/25	258,000	246,341
0.875% 8/5/30	339,000	274,473
1.75% 7/2/24	100,000	99,088
1.875% 9/24/26	60,000	56,247
5.625% 7/15/37	100,000	110,349
Federal Farm Credit Bank 1.4% 3/10/28	900,000	796,033
Federal Home Loan Bank:
0.375% 9/4/25	160,000	150,253
0.79% 2/25/26	750,000	693,822
1.5% 8/15/24	100,000	98,591
5.5% 7/15/36	150,000	164,828
Freddie Mac:
0% 11/15/38	210,000	104,646
0.375% 7/21/25	448,000	422,637
0.375% 9/23/25	231,000	216,377
6.25% 7/15/32	360,000	409,190
Tennessee Valley Authority:
0.75% 5/15/25	600,000	572,424
2.875% 2/1/27	130,000	124,418
4.25% 9/15/65	30,000	26,154
5.25% 9/15/39	200,000	209,506
5.88% 4/1/36	260,000	289,570
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		7,286,075
U.S. Treasury Obligations - 41.6%
U.S. Treasury Bonds:
1.125% 5/15/40	2,071,000	1,293,971
1.125% 8/15/40	331,000	204,897
1.25% 5/15/50	2,000	1,023
1.375% 11/15/40	4,440,000	2,855,128
1.375% 8/15/50	5,875,000	3,102,505
1.625% 11/15/50	4,208,000	2,376,698
1.75% 8/15/41	3,170,000	2,139,255
1.875% 2/15/41	4,015,000	2,799,051
1.875% 2/15/51	2,014,000	1,213,278
1.875% 11/15/51	3,115,000	1,865,715
2% 11/15/41	1,418,000	994,816
2% 8/15/51	1,564,000	969,008
2.25% 5/15/41	280,000	206,872
2.25% 8/15/46	110,000	75,286
2.25% 8/15/49	129,000	86,022
2.25% 2/15/52	1,201,000	789,986
2.375% 2/15/42	780,000	580,255
2.375% 5/15/51	2,575,000	1,748,083
2.5% 2/15/45	18,000	13,162
2.5% 2/15/46	112,000	80,999
2.5% 5/15/46	93,000	67,091
2.75% 8/15/42	197,000	154,591
2.75% 11/15/42	587,000	459,442
2.75% 8/15/47	51,000	38,166
2.75% 11/15/47	107,000	79,949
2.875% 5/15/43	20,000	15,891
2.875% 8/15/45	156,000	121,430
2.875% 5/15/49	1,000	761
2.875% 5/15/52	1,170,000	885,270
3% 5/15/42	89,000	72,844
3% 11/15/44	299,000	239,434
3% 5/15/45	4,000	3,189
3% 2/15/47	49,000	38,547
3% 5/15/47	48,000	37,704
3% 2/15/48	87,000	68,047
3% 8/15/48	3,000	2,341
3% 2/15/49	134,000	104,473
3% 8/15/52	4,160,000	3,231,312
3.125% 11/15/41	113,000	94,933
3.125% 2/15/42	65,000	54,392
3.125% 2/15/43	838,000	694,231
3.125% 8/15/44	167,000	136,770
3.125% 5/15/48	29,000	23,193
3.25% 5/15/42	400,000	340,016
3.375% 8/15/42	5,620,000	4,854,275
3.375% 5/15/44	886,000	756,042
3.375% 11/15/48	157,000	131,199
3.5% 2/15/39	8,000	7,350
3.625% 2/15/44	2,427,000	2,153,488
3.625% 2/15/53	600,000	526,875
3.625% 5/15/53	2,520,000	2,214,056
3.75% 8/15/41	45,000	41,423
3.75% 11/15/43	1,120,000	1,013,119
3.875% 8/15/40	52,000	49,083
3.875% 2/15/43	2,990,000	2,763,998
3.875% 5/15/43	1,750,000	1,615,790
4% 11/15/42	3,480,000	3,277,997
4% 11/15/52	4,160,000	3,911,212
4.125% 8/15/53	1,260,000	1,210,978
4.25% 2/15/54	2,990,000	2,940,478
4.375% 2/15/38	12,000	12,241
4.375% 11/15/39	24,000	24,212
4.375% 5/15/41	32,000	31,939
4.375% 8/15/43	2,070,000	2,045,419
4.5% 5/15/38	92,000	94,886
4.5% 8/15/39	17,000	17,418
4.5% 2/15/44	2,070,000	2,081,320
4.75% 2/15/41	48,000	50,237
4.75% 11/15/43	5,080,000	5,269,706
4.75% 11/15/53	3,750,000	4,003,125
5.5% 8/15/28	4,000	4,198
U.S. Treasury Notes:
0.25% 5/31/25	1,984,000	1,879,065
0.25% 7/31/25	45,000	42,335
0.25% 8/31/25	154,000	144,387
0.25% 9/30/25	8,993,000	8,403,888
0.25% 10/31/25	1,394,000	1,298,489
0.375% 1/31/26	1,602,000	1,481,162
0.375% 7/31/27	509,000	446,469
0.375% 9/30/27	1,151,000	1,003,843
0.5% 2/28/26	7,878,000	7,281,303
0.5% 4/30/27	718,000	637,814
0.5% 5/31/27	1,393,000	1,233,730
0.5% 6/30/27	2,827,000	2,497,478
0.5% 10/31/27	3,232,000	2,822,319
0.625% 7/31/26	5,694,000	5,203,782
0.625% 3/31/27	1,460,000	1,306,187
0.625% 11/30/27	1,680,000	1,470,328
0.625% 12/31/27	3,820,000	3,333,845
0.625% 5/15/30	2,549,000	2,058,616
0.625% 8/15/30	360,000	288,295
0.75% 3/31/26	2,331,000	2,159,817
0.75% 4/30/26	961,000	887,799
0.75% 5/31/26	1,269,000	1,169,116
0.75% 1/31/28	98,000	85,742
1% 7/31/28	1,229,000	1,070,862
1.125% 2/28/27	691,000	629,188
1.125% 2/29/28	624,000	552,752
1.125% 8/31/28	110,000	96,186
1.25% 11/30/26	545,000	501,123
1.25% 12/31/26	2,240,000	2,056,425
1.25% 3/31/28	2,218,000	1,970,641
1.25% 4/30/28	2,488,000	2,205,865
1.25% 9/30/28	748,000	656,282
1.25% 8/15/31	6,574,000	5,354,985
1.375% 8/31/26	253,000	234,865
1.375% 10/31/28	580,000	510,898
1.5% 8/15/26	557,000	519,098
1.5% 1/31/27	5,287,000	4,875,605
1.5% 11/30/28	1,091,000	964,981
1.5% 2/15/30	876,000	753,120
1.625% 2/15/26	261,000	246,808
1.625% 5/15/26	264,000	248,129
1.625% 9/30/26	653,000	609,101
1.625% 10/31/26	457,000	425,385
1.625% 11/30/26	180,000	167,231
1.625% 8/15/29	66,000	57,928
1.75% 1/31/29	581,000	518,225
1.875% 6/30/26	589,000	555,754
1.875% 7/31/26	909,000	855,561
1.875% 2/28/29	230,000	206,048
2% 2/15/25	82,000	79,820
2% 8/15/25	50,000	48,125
2% 11/15/26	25,000	23,469
2.125% 5/15/25	13,000	12,598
2.25% 2/15/27	393,000	369,973
2.25% 8/15/27	639,000	596,641
2.25% 11/15/27	682,000	634,367
2.375% 4/30/26	405,000	387,060
2.375% 5/15/27	46,000	43,287
2.5% 2/28/26	191,000	183,464
2.5% 3/31/27	2,220,000	2,101,889
2.625% 12/31/25	331,000	319,428
2.625% 1/31/26	461,000	444,397
2.625% 5/31/27	2,770,000	2,624,900
2.625% 2/15/29	391,000	363,218
2.625% 7/31/29	4,810,000	4,444,177
2.75% 6/30/25	113,000	110,078
2.75% 4/30/27	2,550,000	2,428,277
2.75% 7/31/27	2,460,000	2,336,231
2.75% 2/15/28	363,000	342,666
2.75% 5/31/29	530,000	493,687
2.75% 8/15/32	8,276,000	7,422,861
2.875% 5/31/25	144,000	140,625
2.875% 5/15/28	216,000	204,398
2.875% 8/15/28	113,000	106,706
2.875% 5/15/32	120,000	108,952
3% 9/30/25	148,000	144,150
3% 10/31/25	130,000	126,471
3.125% 8/31/27	1,900,000	1,825,188
3.125% 11/15/28	940,000	895,313
3.125% 8/31/29	820,000	776,309
3.25% 6/30/27	70,000	67,599
3.25% 6/30/29	100,000	95,367
3.375% 5/15/33	3,460,000	3,241,317
3.5% 9/15/25	2,990,000	2,934,171
3.5% 1/31/28	2,820,000	2,737,493
3.5% 4/30/28	4,620,000	4,482,712
3.5% 1/31/30	2,340,000	2,251,702
3.5% 4/30/30	660,000	634,219
3.5% 2/15/33	680,000	644,008
3.625% 3/31/28	1,770,000	1,725,473
3.625% 3/31/30	3,450,000	3,339,492
3.75% 4/15/26	3,540,000	3,478,880
3.75% 12/31/28	1,670,000	1,634,382
3.75% 5/31/30	2,570,000	2,502,638
3.75% 6/30/30	1,600,000	1,557,625
3.75% 12/31/30	1,360,000	1,322,334
3.875% 1/15/26	2,240,000	2,207,975
3.875% 11/30/27	1,840,000	1,810,244
3.875% 12/31/27	2,950,000	2,903,105
3.875% 9/30/29	2,240,000	2,200,625
3.875% 11/30/29	2,450,000	2,405,785
3.875% 8/15/33	1,590,000	1,547,766
4% 2/15/26	720,000	711,056
4% 1/15/27	1,440,000	1,422,788
4% 2/29/28	3,120,000	3,083,559
4% 6/30/28	5,210,000	5,152,202
4% 1/31/29	4,380,000	4,334,831
4% 10/31/29	1,950,000	1,926,920
4% 2/28/30	1,610,000	1,590,630
4% 7/31/30	1,800,000	1,776,516
4% 1/31/31	3,980,000	3,927,763
4% 2/15/34	3,290,000	3,235,509
4.125% 6/15/26	2,680,000	2,653,619
4.125% 2/15/27	1,840,000	1,824,475
4.125% 9/30/27	4,180,000	4,147,507
4.125% 10/31/27	2,270,000	2,252,000
4.125% 7/31/28	1,940,000	1,927,875
4.125% 3/31/29	2,030,000	2,021,277
4.125% 8/31/30	2,270,000	2,255,458
4.125% 11/15/32	3,910,000	3,883,271
4.25% 5/31/25	1,580,000	1,567,039
4.25% 10/15/25	2,880,000	2,856,262
4.25% 1/31/26	10,590,000	10,506,438
4.25% 3/15/27	2,550,000	2,538,246
4.25% 2/28/29	1,820,000	1,822,417
4.25% 2/28/31	4,050,000	4,056,961
4.375% 8/15/26	720,000	717,244
4.375% 11/30/28	3,730,000	3,749,670
4.375% 11/30/30	5,010,000	5,051,685
4.5% 11/15/25	1,000,000	995,508
4.5% 7/15/26	2,740,000	2,735,933
4.5% 11/15/33	4,770,000	4,875,834
4.625% 2/28/26	2,720,000	2,717,769
4.625% 9/15/26	2,240,000	2,244,900
4.625% 11/15/26	2,850,000	2,859,240
4.625% 9/30/28	3,190,000	3,235,981
4.875% 11/30/25	7,260,000	7,270,493
4.875% 10/31/28	1,420,000	1,455,666
4.875% 10/31/30	990,000	1,026,004
5% 9/30/25	4,000,000	4,009,844
5% 10/31/25	3,570,000	3,580,341
TOTAL U.S. TREASURY OBLIGATIONS		339,305,314
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $372,987,513)		346,591,389

U.S. Government Agency - Mortgage Securities - 26.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 11.3%
1.5% 2/1/36 to 4/1/52	7,639,939	6,306,880
2% 7/1/35 to 4/1/52	30,222,339	24,503,738
2.5% 1/1/27 to 5/1/53	19,224,929	16,199,931
3% 4/1/32 to 2/1/53	19,067,272	16,802,819
3.5% 2/1/27 to 8/1/52	8,583,821	7,903,811
4% 6/1/34 to 1/1/54	7,628,109	7,170,119
4.5% 10/1/39 to 8/1/53	3,506,327	3,369,666
5% 7/1/48 to 2/1/54	3,319,833	3,256,054
5.5% 5/1/44 to 9/1/53	2,691,879	2,684,514
6% 10/1/52 to 3/1/54	2,850,866	2,886,237
6.5% 4/1/43 to 12/1/53	1,113,797	1,138,521
TOTAL FANNIE MAE		92,222,290
Freddie Mac - 8.2%
1.5% 7/1/36 to 11/1/51	3,956,512	3,078,631
2% 10/1/30 to 1/1/52	22,619,992	18,347,457
2% 9/1/35	207,489	184,992
2% 11/1/35	305,441	271,847
2% 11/1/35	103,281	91,922
2% 4/1/42	999,999	846,874
2.5% 4/1/27 to 4/1/52	19,148,808	16,072,594
3% 1/1/29 to 4/1/53	1,820,431	1,604,658
3% 8/1/47	28,387	24,963
3.5% 7/1/33 to 9/1/52	5,816,023	5,295,876
4% 3/1/26 to 9/1/52	4,776,308	4,516,908
4.5% 11/1/40 to 7/1/53	3,952,492	3,788,903
5% 6/1/30 to 12/1/53	3,797,015	3,725,089
5.5% 6/1/49 to 4/1/54	4,102,122	4,087,394
6% 12/1/52 to 12/1/53	2,285,249	2,316,080
6.5% 11/1/52 to 12/1/53	3,056,885	3,126,451
TOTAL FREDDIE MAC		67,380,639
Ginnie Mae - 6.1%
1.5% 5/20/51	101,754	79,730
2% 12/20/50 to 4/20/52	11,655,747	9,552,730
2% 4/1/54 (e)	300,000	245,796
2% 4/1/54 (e)	250,000	204,830
2% 4/1/54 (e)	25,000	20,483
2% 4/1/54 (e)	125,000	102,415
2% 4/1/54 (e)	75,000	61,449
2% 4/1/54 (e)	175,000	143,381
2% 4/1/54 (e)	250,000	204,830
2% 5/1/54 (e)	50,000	41,017
2% 5/1/54 (e)	200,000	164,067
2.5% 10/20/46 to 10/20/53	10,797,452	9,213,540
3% 7/20/42 to 11/20/53	7,471,686	6,640,462
3% 4/1/54 (e)	100,000	88,202
3% 4/1/54 (e)	350,000	308,706
3.5% 2/20/46 to 12/20/52	5,966,316	5,464,054
4% 3/20/47 to 1/20/53	3,875,852	3,646,290
4.5% 1/20/47 to 8/20/53	3,260,087	3,140,154
5% 11/20/47 to 11/20/53	3,258,539	3,208,839
5.5% 9/20/47 to 12/20/53	2,699,889	2,699,473
6% 12/20/52 to 1/20/54	1,849,837	1,867,622
6% 4/1/54 (e)	50,000	50,448
6% 4/1/54 (e)	50,000	50,448
6% 4/1/54 (e)	75,000	75,672
6% 4/1/54 (e)	125,000	126,119
6.5% 12/20/52 to 7/20/53	577,015	586,495
6.5% 4/1/54 (e)	450,000	457,479
6.5% 4/1/54 (e)	350,000	355,817
6.5% 4/1/54 (e)	175,000	177,909
6.5% 4/1/54 (e)	325,000	330,402
6.5% 5/1/54 (e)	400,000	406,227
TOTAL GINNIE MAE		49,715,086
Uniform Mortgage Backed Securities - 1.1%
2% 4/1/39 (e)	50,000	44,288
2% 4/1/54 (e)	550,000	435,131
2% 4/1/54 (e)	125,000	98,893
2% 4/1/54 (e)	150,000	118,672
2% 4/1/54 (e)	50,000	39,557
2% 4/1/54 (e)	350,000	276,901
2% 4/1/54 (e)	1,900,000	1,503,178
2% 5/1/54 (e)	400,000	316,959
2.5% 4/1/54 (e)	300,000	247,980
2.5% 4/1/54 (e)	850,000	702,611
2.5% 4/1/54 (e)	1,000,000	826,602
3% 4/1/54 (e)	50,000	43,027
3% 4/1/54 (e)	600,000	516,328
3% 5/1/54 (e)	400,000	344,625
3.5% 4/1/54 (e)	400,000	357,891
4% 4/1/54 (e)	300,000	277,805
4% 4/1/54 (e)	300,000	277,805
4.5% 4/1/39 (e)	200,000	196,844
5% 4/1/39 (e)	200,000	199,633
6.5% 4/1/54 (e)	700,000	715,039
7% 4/1/54 (e)	1,200,000	1,236,742
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		8,776,511
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $245,532,528)		218,094,526

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
American Express Credit Accoun Series 2023-4 Class A, 5.15% 9/15/30	100,000	101,654
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	116,000	108,520
Series 2021-A2 Class A2, 1.39% 7/15/30	150,000	130,137
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	60,000	59,633
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	68,850	67,989
Series 2022-3 Class A2A, 3.97% 4/15/27	330,000	325,504
Series 2023 2 Class A3, 5.05% 1/18/28	220,000	219,352
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	400,000	405,669
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	241,666
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	156,000	154,623
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	28,878
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	220,000	217,624
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	42,057	41,725
Hyundai Auto Receivables Trust:
Series 2022-B Class A3, 3.72% 11/16/26	223,000	220,003
Series 2022-C Class A3, 5.39% 6/15/27	150,000	150,211
Series 2023 A Class A3, 4.58% 4/15/27	220,000	218,020
TOTAL ASSET-BACKED SECURITIES (Cost $2,771,432)		2,691,208

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	114,730	111,796
Series 2020-BN28 Class A4, 1.844% 3/15/63	360,000	297,028
Series 2022-BNK39 Class A4, 2.928% 2/15/55	100,000	86,289
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	220,000	187,596
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	410,000	331,623
Series 2021-B24 Class A5, 2.5843% 3/15/54	500,000	415,740
Series 2019-B12 Class A5, 3.1156% 8/15/52	36,000	32,695
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	121,523
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	100,000	89,038
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	77,614
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	85,883
Series 2018-B2 Class A4, 4.009% 3/10/51	1,000,000	953,158
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	176,224
Class A5, 3.0161% 9/15/52	200,000	176,741
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	159,400	152,091
Series 2020-K104 Class A2, 2.253% 1/25/30	680,000	601,202
Series 2020-K116 Class A2, 1.378% 7/25/30	770,000	635,765
Series 2020-K117 Class A2, 1.406% 8/25/30	590,000	486,817
Series 2020-K118 Class A2, 1.493% 9/25/30	590,000	488,608
Series 2020-K121 Class A2, 1.547% 10/25/30	890,000	736,863
Series 2021-K125 Class A2, 1.846% 1/25/31	100,000	83,994
Series 2021-K126 Class A2, 2.074% 1/25/31	200,000	170,728
Series 2021-K128 Class A2, 2.02% 3/25/31	200,000	169,820
Series 2022-K140 Class A2, 2.25% 1/25/32	800,000	675,634
Series K080 Class A2, 3.926% 7/25/28	80,000	77,776
Series 2017-K068 Class A2, 3.244% 8/25/27	130,000	124,330
Series 2019-K094 Class A2, 2.903% 6/25/29	300,000	276,946
Series 2019-K1510 Class A2, 3.718% 1/25/31	124,000	116,668
Series 2021-K123 Class A2, 1.621% 12/25/30	700,000	580,834
Series K079 Class A2, 3.926% 6/25/28	20,000	19,447
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	57,584	57,010
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	229,868
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	130,328	129,555
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	147,419
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	397,321
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	87,973
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	320,277
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	178,312
Series 2019-C54 Class A4, 3.146% 12/15/52	538,000	484,378
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	118,862
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	79,306
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,575,143)		10,770,752

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	67,265
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	75,000	84,640
Series 2010 S1, 7.043% 4/1/50	75,000	91,150
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	177,529
Series 2010, 7.6% 11/1/40	350,000	432,265
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	195,000	132,863
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	275,425
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	200,000	138,508
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	15,454
Series 2021 C, 2.843% 11/1/46	150,000	111,179
Series 2022 A, 4.507% 11/1/51	65,000	59,728
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	80,000	67,370
3.293% 6/1/42	40,000	30,834
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	45,000	31,819
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	500,000	496,361
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	100,000	84,405
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	100,000	78,741
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	76,946
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	66,000
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	200,000	159,378
Port Auth. of New York & New Jersey Series 225, 3.175% 7/15/60	400,000	277,172
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	175,000	120,832
3.256% 5/15/60	150,000	103,269
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	140,000	91,412
TOTAL MUNICIPAL SECURITIES (Cost $4,291,172)		3,270,545

Foreign Government and Government Agency Obligations - 1.9%
	Principal Amount (a)	Value ($)
Alberta Province 3.3% 3/15/28	75,000	71,625
British Columbia Province 4.2% 7/6/33	140,000	135,770
Chilean Republic:
3.24% 2/6/28	200,000	187,563
3.86% 6/21/47	325,000	256,750
4.95% 1/5/36	270,000	261,478
Indonesian Republic:
2.85% 2/14/30	200,000	178,625
3.5% 2/14/50	300,000	223,533
3.85% 10/15/30	348,000	325,815
4.1% 4/24/28	200,000	193,875
Israeli State:
2.75% 7/3/30	210,000	180,619
3.25% 1/17/28	200,000	186,051
3.375% 1/15/50	225,000	151,031
5.5% 3/12/34	200,000	197,370
Italian Republic:
2.375% 10/17/24	550,000	540,207
2.875% 10/17/29	350,000	309,542
4% 10/17/49	200,000	148,678
Korea Development Bank:
0.4% 6/19/24	300,000	296,702
1.625% 1/19/31	200,000	163,491
Manitoba Province 2.6% 4/16/24	410,000	409,840
Ontario Province:
1.05% 5/21/27	1,413,000	1,268,719
1.125% 10/7/30	175,000	141,915
2.3% 6/15/26	50,000	47,464
2.5% 4/27/26	115,000	109,932
Panamanian Republic:
3.16% 1/23/30	800,000	664,250
4.5% 4/16/50	250,000	167,969
6.7% 1/26/36	100,000	96,800
Peruvian Republic:
1.862% 12/1/32	340,000	259,569
2.78% 12/1/60	100,000	57,719
2.844% 6/20/30	190,000	166,784
3.55% 3/10/51	170,000	122,485
4.125% 8/25/27	150,000	145,359
Philippine Republic:
2.65% 12/10/45	600,000	397,313
3% 2/1/28	200,000	186,438
5% 7/17/33	200,000	199,772
5.17% 10/13/27	200,000	201,250
6.375% 10/23/34	100,000	110,438
Polish Government:
3.25% 4/6/26	73,000	70,983
4.625% 3/18/29	60,000	59,470
5.125% 9/18/34	150,000	149,516
5.5% 4/4/53	100,000	99,971
5.5% 3/18/54	100,000	99,255
Quebec Province:
1.5% 2/11/25	2,149,000	2,083,477
2.5% 4/9/24	140,000	140,000
2.75% 4/12/27	95,000	90,104
United Mexican States:
3.25% 4/16/30	1,971,000	1,755,176
3.5% 2/12/34	619,000	516,091
4.75% 4/27/32	387,000	367,166
4.75% 3/8/44	120,000	100,350
6.05% 1/11/40	170,000	168,353
Uruguay Republic 7.625% 3/21/36	678,000	819,744
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,371,100)		15,282,397

Supranational Obligations - 1.1%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	160,000	146,102
Asian Development Bank:
0.375% 9/3/25	450,000	422,367
0.75% 10/8/30	100,000	79,685
1.5% 10/18/24	200,000	195,916
1.875% 1/24/30	610,000	531,926
4.5% 8/25/28	220,000	221,162
5.82% 6/16/28	110,000	115,066
European Investment Bank:
0.75% 9/23/30	250,000	200,402
0.875% 5/17/30	18,000	14,679
2.25% 6/24/24	1,678,000	1,666,116
3.75% 2/14/33	100,000	95,868
Inter-American Development Bank:
0.625% 7/15/25	390,000	369,305
1.75% 3/14/25	194,000	187,941
2.25% 6/18/29	1,029,000	928,652
4.375% 1/24/44	39,000	37,076
International Bank for Reconstruction & Development:
0.375% 7/28/25	270,000	254,506
0.5% 10/28/25	218,000	203,903
0.75% 8/26/30	160,000	128,048
0.875% 5/14/30	176,000	143,097
1.25% 2/10/31	110,000	89,931
1.5% 8/28/24	1,012,000	996,531
1.625% 1/15/25	155,000	150,720
2.5% 11/22/27	92,000	85,971
4% 7/25/30	500,000	490,326
4.75% 11/14/33	290,000	298,900
International Finance Corp.:
0.75% 8/27/30	60,000	47,943
1.375% 10/16/24	1,051,000	1,029,215
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,769,562)		9,131,354

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Bank of America NA 6% 10/15/36	250,000	265,212
Discover Bank 2.7% 2/6/30	500,000	429,731
PNC Bank NA 3.875% 4/10/25	260,000	255,556
Truist Bank 3.3% 5/15/26	200,000	191,947
U.S. Bank NA, Cincinnati 2.8% 1/27/25	1,000,000	978,543
TOTAL BANK NOTES (Cost $2,215,511)		2,120,989

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $6,906,300)	6,904,919	6,906,300

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $918,950,390)	833,471,444
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(17,902,940)
NET ASSETS - 100.0%	815,568,504

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/54	(50,000)	(40,966)
2% 4/1/54	(200,000)	(163,864)
2% 4/1/54	(75,000)	(61,449)
2% 4/1/54	(2,150,000)	(1,761,538)
2% 5/1/54	(250,000)	(205,084)
6.5% 4/1/54	(400,000)	(406,648)

TOTAL GINNIE MAE		(2,639,549)

Uniform Mortgage Backed Securities
2% 4/1/54	(400,000)	(316,459)
2% 4/1/54	(775,000)	(613,139)
2.5% 4/1/54	(1,125,000)	(929,927)
2.5% 4/1/54	(1,100,000)	(909,262)
2.5% 4/1/54	(600,000)	(495,961)
3% 4/1/54	(400,000)	(344,219)
3% 4/1/54	(300,000)	(258,164)
3.5% 4/1/54	(300,000)	(268,418)
4% 4/1/39	(200,000)	(193,633)
4% 4/1/39	(175,000)	(169,429)
4% 4/1/54	(850,000)	(787,113)
6.5% 4/1/54	(1,000,000)	(1,021,484)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(6,307,208)

TOTAL TBA SALE COMMITMENTS (Proceeds $8,951,378)		(8,946,757)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $821,252 or 0.1% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,187,186	63,937,034	59,217,920	46,432	-	-	6,906,300	0.0%
Total	2,187,186	63,937,034	59,217,920	46,432	-	-	6,906,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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